Annual Report as of January 31, 2002

Evergreen Funds

Evergreen Funds is one of the nation’s fastest growing investment companies with more than $100 billion in assets under management. With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 130 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This annual report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:	NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2002.

Evergreen Funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Letter to Shareholders
March 2002

William M. Ennis President and CEO	Dennis H. Ferro Chief Investment Officer

We are pleased to provide the annual report for the Evergreen Money Market Funds, which covers the 12-month period ended January 31, 2002.

Market Uncertainty Continues

An environment characterized by low and declining inflation, a recessionary economy and accommodative Federal Reserve policy moved short-term interest rates to their lowest level in almost 30 years. With the U.S. economy in a recessionary slowdown after almost a decade of uninterrupted economic growth, the Federal Reserve Board initiated a policy of monetary stimulation, which resulted in 11 interest rate cuts over a 12-month period. This included the meaningful additions to market liquidity that were appropriate and necessary subsequent to the events of September 11. With an absence of inflation, the Federal Reserve’s support was both timely and appropriate.

Besides consistently lower rates, short-term fixed income managers needed to pay heightened attention to the credit environment as the slowing economy and corporate reporting standards required increased focus on cash flows and capital market funding programs. Our meaningful commitment to credit research has helped us meet this growing challenge.

The Federal Reserve’s program of easing short-term rates should end coincident with the onset of economic growth. However, we do not expect to see rapid and dramatic changes given the still benign inflationary environment. We continue to believe that despite modest yields, money market funds will continue to be a very useful component in every portfolio.

Diversification Remains Important

An environment like the past six months offers many reasons for building a diversified portfolio rather than trying to predict the market’s movements. An exposure to various types of investments should remain an important component of a well-balanced portfolio. It is important that you consult with your financial advisor to develop a strategy that will support your long-term objectives. Please visit our newly enhanced website, www.EvergreenInvestments.com, for more information about Evergreen Funds, including our quarterly online shareholder newsletter, Evergreen Events.

Thank you for your continued investment in Evergreen Funds.

William M. Ennis
President & CEO
Evergreen Investment Company, Inc.

Dennis H. Ferro
Chief Investment Officer
Evergreen Investment Management Company

EVERGREEN
California Municipal Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

Mathew W. Kiselak
Tenure: November 2001

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 9/24/2001	Class A	Class S	Class I
Class Inception Date	9/24/2001	9/24/2001	9/24/2001

Cumulative Returns

Since Portfolio Inception	0.40%	0.29%	0.59%

7-day annualized yield	0.79%	0.48%	1.09%

30-day annualized yield	0.71%	0.41%	1.01%

Income distributions per share**	$0.004	$0.003	$0.006

* The yield quotation more closely reflects the earnings of the fund than the total return quotation. ** For the period from September 24, 2001(commencement of operations), to January 31, 2002.

7-DAY ANNUALIZED YIELD

Total Net Assets:$159,356,800
Average Maturity:14 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would be lower. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
Florida Municipal Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

Mathew W. Kiselak
Tenure: November 2001

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 10/26/1998	Class A	Class S	Class I
Class Inception Date	10/26/1998	6/30/2000	12/29/1998

Average Annual Returns

1 year	2.03%	1.73%	2.34%

Since Portfolio Inception	2.72%	2.57%	3.02%

7-day annualized yield	0.76%	0.45%	1.06%

30-day annualized yield	0.68%	0.37%	1.00%

12-month income distributions per share	$0.020	$0.017	$0.023

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:$267,334,820
Average Maturity:6 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would be lower, while returns for Class I would be higher. Returns reflect expense limits previously in effect for all classes, without which returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

J. Kellie Allen Tenure: December 1997	Bryan K. White, CFA Tenure: December 1997

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1987	Class A	Class B	Class C	Class S	Class S1	Class I
Class Inception Date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Average Annual Returns

1 year with sales charge	n/a	-2.52%	0.48%	n/a	n/a	n/a

1 year w/o sales charge	3.20%	2.48%	2.48%	2.89%	3.30%	3.50%

5 years	4.72%	3.65%	4.10%	4.83%	4.99%	5.03%

10 years	4.49%	3.98%	4.24%	4.61%	4.69%	4.71%

7-day annualized yield	1.25%	0.54%	0.54%	0.94%	1.29%	1.54%

30-day annualized yield	1.30%	0.59%	0.59%	0.99%	1.34%	1.59%

12-month income distributions per share**	$0.032	$0.024	$0.025	$0.029	$0.014	$0.034

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

** For Class S1, the distributions are for the period from its inception on June 26, 2001, through January 31, 2002.

7-DAY ANNUALIZED YIELD

Total Net Assets:$23,650,858,155
Average Maturity:62 days
1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would be lower. Returns reflect expense limits previously in effect for all classes, without which returns would be lower. The distributor currently is waiving a portion of the 12b-1 fees for Classes A and S1. Had the fees not been waived, returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
Municipal Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

Mathew W. Kiselak
Tenure: November 2001

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1988	Class A	Class S	Class S1	Class I
Class Inception Date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Average Annual Returns

1 year	2.18%	1.88%	2.13%	2.49%

5 years	3.00%	3.11%	3.24%	3.31%

10 years	2.99%	3.11%	3.17%	3.20%

7-day annualized yield	0.84%	0.54%	0.64%	1.14%

30-day annualized yield	0.81%	0.51%	0.61%	1.11%

12-month income distributions per share**	$0.022	$0.019	$0.008	$0.025

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

** For Class S1, the distributions are for the period from its inception on June 26, 2001, through January 31, 2002.

7-DAY ANNUALIZED YIELD

Total Net Assets:$2,337,446,908
Average Maturity:7 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and SI would be lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower. The distributor currently is waiving a portion of the 12b-1 fee for Class S1. Had the fee not been waived, returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
New Jersey Municipal Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

Mathew W. Kiselak
Tenure: November 2001

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 10/26/1998	Class A	Class S	Class I
Class Inception Date	10/26/1998	6/30/2000	4/5/1999

Average Annual Returns

1 year	2.11%	1.81%	2.42%

Since Portfolio Inception	2.70%	2.55%	2.97%

7-day annualized yield	0.75%	0.46%	1.06%

30-day annualized yield	0.72%	0.42%	1.02%

12-month income distributions per share	$0.021	$0.018	$0.024

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:$178,829,080
Average Maturity:12 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would be lower, while returns for Class I would be higher. Returns reflect expense limits previously in effect for all classes, without which returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
New York Municipal Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

Mathew W. Kiselak
Tenure: November 2001

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 09/24/2001	Class A	Class S	Class I
Class Inception Date	09/24/2001	09/24/2001	09/24/2001

Cumulative Returns

Since Portfolio Inception	0.33%	0.22%	0.44%

7-day annualized yield	0.58%	0.28%	0.88%

30-day annualized yield	0.52%	0.22%	0.82%

Income distributions per share **	$0.003	$0.002	$0.004

* The yield quotation more closely reflects the earnings of the fund than the total return quotation. ** For the period from September 24, 2001(commencement of operations), to January 31, 2002.

7-DAY ANNUALIZED YIELD

Total Net Assets:$ 122,002,257
Average Maturity:6 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would be lower. The fund incurs 12b-1 fees of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

Mathew W. Kiselak
Tenure: November 2001

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 8/15/1991	Class A	Class S	Class I
Class Inception Date	8/22/1995	6/30/2000	8/15/1991

Average Annual Returns

1 year	2.27%	1.82%	2.43%

5 years	2.98%	2.91%	3.10%

10 years	2.91%	2.88%	2.97%

7-day annualized yield	0.99%	0.55%	1.16%

30-day annualized yield	0.93%	0.50%	1.10%

12-month income distributions per share	$0.022	$0.018	$0.024

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:$262,987,102
Average Maturity:21 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class’ 12b-1 fees. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would be lower. The distributor currently is waiving a portion of the 12b-1 fee for Class A. Had the fee not been waived, returns would be lower. Returns reflect expense limits previously in effect for all classes, without which returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over more diversified funds due to adverse developments within that state.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
Treasury Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

J. Kellie Allen Tenure: March 1991	Bryan K. White, CFA Tenure: December 1997

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 3/6/1991	Class A	Class S	Class I
Class Inception Date	3/6/1991	6/30/2000	3/6/1991

Average Annual Returns

1 year	3.00%	2.70%	3.31%

5 years	4.54%	4.44%	4.85%

10 years	4.28%	4.23%	4.59%

7-day annualized yield	1.48%	1.18%	1.78%

30-day annualized yield	1.45%	1.15%	1.75%

12-month income distributions per share	$0.030	$0.027	$0.033

* The yield quotation more closely reflects the earnings of the fund than the total return quotation.

7-DAY ANNUALIZED YIELD

Total Net Assets:$3,582,855,785
Average Maturity:60 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S reflect the 12b-1 fees applicable to Class A. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would be lower. Returns reflect expense limits previously in effect for all classes, without which returns would be lower.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
U.S. Government Money Market Fund
Fund at a Glance as of January 31, 2002

PORTFOLIO COMPOSITION
(based on 01/31/2002 portfolio assets)

Portfolio Management

J. Kellie Allen Tenure: June 2001	Bryan K. White, CFA Tenure: June 2001

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 6/26/2001	Class A	Class B	Class C	Class S	Class S1	Class I
Class Inception Date	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001

Cumulative Returns

Since Portfolio Inception with sales charge	n/a	-4.16%	-1.16%	n/a	n/a	n/a

Since Portfolio Inception w/o sales charge	1.33%	0.84%	0.84%	1.08%	1.24%	1.45%

7-day annualized yield	1.25%	0.38%	0.38%	0.78%	1.23%	1.38%

30-day annualized yield	1.24%	0.37%	0.37%	0.77%	1.22%	1.37%

Income distributions per share **	$0.013	$0.008	$0.008	$0.011	$0.012	$0.014

* The yield quotation more closely reflects the earnings of the fund than the total return quotation. ** For the period from June 26, 2001 (commencement of operations), to January 31, 2002.

7-DAY ANNUALIZED YIELD

Total Net Assets:$4,164,645,100
Average Maturity:69 days

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The distributor currently is waiving a portion of the 12b-1 fees for Classes A and S1. Had the fees not been waived, returns would be lower. The fund incurs 12b-1 fees of 0.30% for Class A, 0.60% for Classes S and S1, and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

Class I shares are only available to investment advisory clients of an investment advisor of an Evergreen fund (or the investment advisor’s affiliates) through special arrangements entered into on behalf of the Evergreen Funds with certain financial service firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

All data is as of January 31, 2002, and is subject to change.

EVERGREEN
California Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS A

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0††

Distributions to shareholders from

Net investment income	0††

Net asset value, end of period	$1.00

Total return	0.40%

Ratios and supplemental data

Net assets, end of period (thousands)	$117,217

Ratios to average net assets
Expenses‡	0.89%†

Net investment income	1.12%†

Year Ended January 31, 2002 (a)

CLASS S

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0††

Distributions to shareholders from

Net investment income	0††

Net asset value, end of period	$1.00

Total return	0.29%

Ratios and supplemental data

Net assets, end of period (thousands)	$41,972

Ratios to average net assets
Expenses‡	1.19%†

Net investment income	0.83%†

(a) For the period from September 24, 2001(commencement of class operations) to January 31, 2002.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
California Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS I

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.59%

Ratios and supplemental data

Net assets, end of period (thousands)	$168

Ratios to average net assets
Expenses‡	0.58%†

Net investment income	1.42%†

(a) For the period from September 24, 2001(commencement of class operations) to January 31, 2002.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,
	2002	2001	2000	1999 (a)

CLASS A

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	(0.02)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	2.03%	3.48%	2.69%	0.69%

Ratios and supplemental data

Net assets, end of period (thousands)	$60,484	$27,519	$140,403	$84,343

Ratios to average net assets
Expenses‡	0.86%	0.85%	0.84%	0.93%†

Net investment income	1.89%	3.39%	2.77%	2.66%†

	Year Ended January 31,
	2002	2001 (b)

CLASS S

Net asset value, beginning of period	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	1.73%	1.87%

Ratios and supplemental data

Net assets, end of period (thousands)	$206,592	$163,045

Ratios to average net assets
Expenses‡	1.15%	1.16%†

Net investment income	1.58%	3.08%†

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.

(b) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Florida Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,
	2002	2001	2000	1999 (a)

CLASS I †††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.04	0.03	0††

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	0††

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	2.34%	3.79%	3.01%	0.26%

Ratios and supplemental data

Net assets, end of period (thousands)	$260	$71	$105	$1

Ratios to average net assets
Expenses‡	0.51%	0.55%	0.54%	0.65%†

Net investment income	2.20%	3.69%	3.07%	2.98%†

(a) For the period from December 29, 1998 (commencement of class operations) to January 31, 1999.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Represents an amount less than $0.005 per share.

††† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (a)

CLASS A

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.03	0.06	0.05	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	(0.03)	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.20%	5.84%	4.68%	4.90%	2.08%	4.95%

Ratios and supplemental data

Net assets, end of period (millions)	$9,605	$2,302	$8,931	$5,210	$2,910	$2,803

Ratios to average net assets
Expenses‡	0.88%	0.84%	0.83%	0.85%	0.89%†	0.79%

Net investment income	2.42%	5.54%	4.63%	4.78%	4.91%†	4.87%

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (a)

CLASS B

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.05	0.04	0.04	0.02	0.04

Distributions to shareholders from

Net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.02)	(0.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	2.48%	5.11%	3.95%	4.18%	1.78%	4.22%

Ratios and supplemental data

Net assets, end of period (millions)	$92	$52	$67	$65	$25	$23

Ratios to average net assets
Expenses‡	1.57%	1.54%	1.53%	1.55%	1.59%†	1.49%

Net investment income	2.25%	4.95%	3.89%	4.09%	4.22%†	4.16%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

* Excluding applicable sales charges.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,					Year Ended August 31, 1997 (b)
	2002	2001	2000	1999	1998 (a)

CLASS C

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.05	0.04	0.04	0.02	0††

Distributions to shareholders from

Net investment income	(0.02)	(0.05)	(0.04)	(0.04)	(0.02)	0††

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return*	2.48%	5.11%	3.95%	4.18%	1.78%	0.37%

Ratios and supplemental data

Net assets, end of period (millions)	$15	$9	$6	$5	$2	$5

Ratios to average net assets
Expenses‡	1.57%	1.55%	1.54%	1.55%	1.59%†	1.67%†

Net investment income	2.24%	4.99%	3.95%	4.09%	4.20%†	4.42%†

	Year Ended January 31,
	2002	2001 (c)

CLASS S

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.03	0.03

Distributions to shareholders from

Net investment income	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00

Total return	2.89%	3.33%

Ratios and supplemental data

Net assets, end of period (millions)	$9,954	$10,771

Ratios to average net assets
Expenses‡	1.16%	1.15%†

Net investment income	2.89%	5.56%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

(b) For the period from August 1, 1997 (commencement of class operations) to August 31, 1997.

(c) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

* Excluding applicable sales charges.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS S1

Net asset value, beginning of period	$1.00

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.38%

Ratios and supplemental data

Net assets, end of period (millions)	$1,300

Ratios to average net assets
Expenses‡	0.86%†

Net investment income	1.72%†

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (b)

CLASS I ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.03	0.06	0.05	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	(0.03)	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.50%	6.15%	4.99%	5.21%	2.21%	5.27%

Ratios and supplemental data

Net assets, end of period (millions)	$2,685	$1,964	$1,908	$1,745	$610	$635

Ratios to average net assets
Expenses‡	0.56%	0.54%	0.53%	0.55%	0.59%†	0.48%

Net investment income	3.43%	5.97%	4.89%	5.07%	5.22%†	5.13%

(a) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

(b) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Instituional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (a)

CLASS A

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.18%	3.69%	2.90%	3.07%	1.34%	3.13%

Ratios and supplemental data

Net assets, end of period (millions)	$953	$126	$708	$737	$672	$667

Ratios to average net assets
Expenses‡	0.88%	0.86%	0.86%	0.87%	0.88%†	0.83%

Net investment income	1.47%	3.59%	2.84%	3.02%	3.18%†	3.09%

	Year Ended January 31,
	2002	2001 (b)

CLASS S

Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.02	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	1.88%	1.99%

Ratios and supplemental data

Net assets, end of period (millions)	$638	$574

Ratios to average net assets
Expenses‡	1.16%	1.16%†

Net investment income	1.82%	3.31%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

(b) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS S1

Net asset value, beginning of period	$1.00

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	0.77%

Ratios and supplemental data

Net assets, end of period (millions)	$257

(Ratios to average net assets
Expenses‡	1.10%†

Net investment income	0.96%†

	Year Ended January 31					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (b)

(CLASS I ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0.03	0.01	0.03

(Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.49%	4.00%	3.21%	3.38%	1.47%	3.44%

(Ratios and supplemental data

Net assets, end of period (millions)	$489	$512	$591	$540	$386	$378

(Ratios to average net assets
Expenses‡	0.56%	0.56%	0.56%	0.57%	0.58%†	0.53%

Net investment income	2.46%	3.89%	3.15%	3.30%	3.46%†	3.37%

(a) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

(b) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,
	2002	2001	2000	1999 (a)

CLASS A

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.03	0.03	0.01

Distributions to shareholders from

Net investment income	(0.02)	(0.03)	(0.03)	(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total return	2.11%	3.45%	2.59%	0.66%

Ratios and supplemental data

Net assets, end of period (millions)	$37	$34	$111	$95

Ratios to average net assets
Expenses‡	0.85%	0.82%	0.84%	0.85%†

Net investment income	2.01%	3.38%	2.57%	2.46%†

	Year Ended January 31,
	2002	2001 (b)

CLASS S

Net asset value, beginning of period	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	1.81%	1.84%

Ratios and supplemental data

Net assets, end of period (millions)	$136	$98

Ratios to average net assets
Expenses‡	1.15%	1.14%†

Net investment income	1.71%	3.07%†

(a) For the period from October 26, 1998 (commencement of class operations) to January 31, 1999.

(b) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

‡ The ratio of expenses to average net assets excludes expese reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
New Jersey Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,
	2002	2001	2000 (a)

CLASS I ††

Net asset value, beginning of period	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.04	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.02)

Net asset value, end of period	$1.00	$1.00	$1.00

Total return	2.42%	3.76%	2.47%

Ratios and supplemental data

Net assets, end of period (millions)	$6	$2	$2

Ratios to average net assets
Expenses‡	0.55%	0.53%	0.52%†

Net investment income	2.32%	3.69%	3.06%†

(a) For the period April 5, 1999 (commencement of class operations) to January 31, 2000.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Effective at the close of business on May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
New York Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS A

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0††

Distributions to shareholders from

Net investment income	0††

Net asset value, end of period	$1.00

Total return	0.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$94,200

Ratios to average net assets
Expenses‡	0.88%†

Net investment income	0.92%†

Year Ended January 31, 2002 (a)

CLASS S

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0††

Distributions to shareholders from

Net investment income	0††

Net asset value, end of period	$1.00

Total return	0.22%

Ratios and supplemental data

Net assets, end of period (thousands)	$24,092

Ratios to average net assets
Expenses‡	1.18%†

Net investment income	0.54%†

(a) F or the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
New York Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS I

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0††

Distributions to shareholders from

Net investment income	0††

Net asset value, end of period	$1.00

Total return	0.44%

Ratios and supplemental data

Net assets, end of period (thousands)	$3,710

Ratios to average net assets
Expenses‡	0.59%†

Net investment income	1.15%†

(a) For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Represents an amount less than $0.005 per share.

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (a)

CLASS A

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.04	0.03	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.27%	3.66%	2.90%	2.96%	1.34%	3.05%

Ratios and supplemental data

Net assets, end of period (millions)	$28	$19	$125	$96	$37	$36

Ratios to average net assets
Expenses‡	0.64%	0.65%	0.60%	0.61%	0.61%†	0.60%

Net investment income	2.17%	3.59%	2.87%	2.90%	3.15%†	3.01%

	Year Ended January 31,
	2002	2001 (b)

CLASS S

Net asset value, beginning of period	$1.00	$1.00

Income from investment operations

Net investment income	0.02	0.02

Distributions to shareholders from

Net investment income	(0.02)	(0.02)

Net asset value, end of period	$1.00	$1.00

Total return	1.82%	1.89%

Ratios and supplemental data

Net assets, end of period (millions)	$155	$140

Ratios to average net assets
Expenses‡	1.08%	1.09%†

Net investment income	1.79%	3.17%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

(b) For the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (a)

CLASS I ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.02	0.04	0.03	0.03	0.01	0.03

Distributions to shareholders from

Net investment income	(0.02)	(0.04)	(0.03)	(0.03)	(0.01)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	2.43%	3.82%	3.00%	3.07%	1.38%	3.15%

Ratios and supplemental data

Net assets, end of period (millions)	$80	$71	$62	$40	$33	$32

Ratios to average net assets
Expenses‡	0.48%	0.49%	0.50%	0.52%	0.51%†	0.50%

Net investment income	2.31%	3.73%	2.98%	3.02%	3.26%†	3.10%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Effective at the close of business May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (a)

CLASS A

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.03	0.06	0.04	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	(0.03)	(0.06)	(0.04)	(0.05)	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.00%	5.65%	4.38%	4.75%	2.07%	4.82%

Ratios and supplemental data

Net assets, end of period (millions)	$752	$ 743	$2,828	$3,366	$2,616	$2,485

Ratios to average net assets
Expenses‡	0.70%	0.73%	0.74%	0.73%	0.73%†	0.72%

Net investment income	2.98%	5.27%	4.28%	4.63%	4.89%†	4.73%

	Year Ended January 31,
	2002	2001 (b)

CLASS S

Net asset value, beginning of period	$1.00	$1.00

Income from investment operations

Net investment income	0.03	0.03

Distributions to shareholders from

Net investment income	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00

Total return	2.70%	3.24%

Ratios and supplemental data

Net assets, end of period (millions)	$1,826	$2,135

Ratios to average net assets
Expenses‡	1.00%	1.04%†

Net investment income	2.71%	5.50%†

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

(b) For period from June 30, 2000 (commencement of class operations) to January 31, 2001.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
Treasury Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

	Year Ended January 31,					Year Ended August 31, 1997
	2002	2001	2000	1999	1998 (a)

CLASS I ††

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations

Net investment income	0.03	0.06	0.05	0.05	0.02	0.05

Distributions to shareholders from

Net investment income	(0.03)	(0.06)	(0.05)	(0.05)	(0.02)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return	3.31%	5.97%	4.69%	5.07%	2.20%	5.14%

Ratios and supplemental data

Net assets, end of period (millions)	$1,005	$1,032	$1,034	$1,045	$572	$547

Ratios to average net assets
Expenses‡	0.40%	0.43%	0.44%	0.43%	0.43%†	0.42%

Net investment income	3.21%	5.78%	4.58%	4.89%	5.19%†	5.02%

(a) For the five months ended January 31, 1998. The Fund changed its fiscal year end from August 31 to January 31, effective January 31, 1998.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

†† Effective at the close of business May 11, 2001, Class Y shares of the Fund were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS A

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.33%

Ratios and supplemental data

Net assets, end of period (thousands)	$3,774,155

Ratios to average net assets
Expenses‡	0.88%†

Net investment income	1.57%†

Year Ended January 31, 2002 (a)

CLASS B

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return*	0.84%

Ratios and supplemental data

Net assets, end of period (thousands)	$64

Ratios to average net assets
Expenses‡	1.75%†

Net investment income	0.63%†

(a) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

* Excluding applicable sales charges.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS C

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return*	0.84%

Ratios and supplemental data

Net assets, end of period (thousands)	$29

Ratios to average net assets

Expenses‡	1.77%†

Net investment income	0.63%†

Year Ended January 31, 2002 (a)

CLASS S

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.08%

Ratios and supplemental data

Net assets, end of period (thousands)	$1

Ratios to average net assets
Expenses‡	1.38%†

Net investment income	1.15%†

(a) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

* Excluding applicable sales charges.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
U.S. Government Money Market Fund
Financial Highlights
(For a share outstanding throughout each period)

Year Ended January 31, 2002 (a)

CLASS S1

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.24%

Ratios and supplemental data

Net assets, end of period (thousands)	$390,392

Ratios to average net assets
Expenses‡	0.90%†

Net investment income	1.56%†

Year Ended January 31, 2002 (a)

CLASS I

Net asset value, beginning of period	$1.00

Income from investment operations

Net investment income	0.01

Distributions to shareholders from

Net investment income	(0.01)

Net asset value, end of period	$1.00

Total return	1.45%

Ratios and supplemental data

Net assets, end of period (thousands)	$3

Ratios to average net assets
Expenses‡	0.68%†

Net investment income	1.69%†

(a) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

‡ The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

† Annualized.

See Combined Notes to Financial Statements.

EVERGREEN
California Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.9%
Airport - 2.1%
San Francisco, CA City & Cnty. Arpt. Commission Intl. RB, 1.35%, VRDN	$3,345,000	$3,345,000
Community Development District - 4.3%
Avalon, CA Community Impt. Agcy. Tax Allocation RB, Community Impt. Proj., (LOC: Union Bank of CA), 2.30%, VRDN	6,820,000	6,820,000
Education - 3.8%
Midway, CA Sch. Dist. COP, Refunding Proj., Ser. 2000, (LOC: Union Bank), 2.30%, VRDN	6,125,000	6,125,000
General Obligation - Local - 0.8%
Chicago, IL GO, 1.60%, VRDN	1,341,000	1,341,000
General Obligation - State - 7.4%
California GO,
1.25%, VRDN	11,800,000	11,800,000
Hospital - 3.2%
Alameda Cnty., CA COP, 1.55%, VRDN	2,985,000	2,985,000
California Community Dev. RB, 2.30%, 7/1/2002	1,500,000	1,500,000
Maricopa Cnty., CA Dev. Auth. RB, Ser. 1988, 2.90%, VRDN	600,000	600,000
5,085,000
Housing - 26.9%
California Cities Home Ownership Auth. RB, Ser. A, 1.35%, VRDN	7,135,000	7,135,000
California Community Dev. Auth. MHRB, 1.60%, VRDN	11,500,000	11,500,000
California Community Dev. Auth. RB, (LOC: Merrill Lynch & Co.), 1.55%, VRDN	4,400,000	4,400,000
Contra Costa Cnty., CA MHRB, 1.65%, VRDN	8,000,000	8,000,000
Riverside-San Bernadino, CA Hsg. RB, 1.50%, VRDN	5,000,000	5,000,000
San Diego, CA HFA RB, Lease Purchase Prog., 1.35%, VRDN	4,000,000	4,000,000
Southern California HFA RB, 1.55%, VRDN	2,800,000	2,800,000
42,835,000
Industrial Development Revenue - 3.5%
Decatur, AL IDA RB, 1.55%, VRDN	300,000	300,000
Otero Cnty., CO IDA RB, 2.75%, VRDN	1,600,000	1,600,000
Puerto Rico Indl. Med. & Env. Poll. Ctrl. Facs. Fin. Auth. RB, 4.35%, 3/15/2002	2,000,000	2,005,370
Valdez, AK Marine Term. RB, 2.90%, 1/1/2003	1,600,000	1,600,000
5,505,370
Lease - 9.7%
Koch Floating Rate Trust, Ser. 1999-2, (SPA: State Street Bank & Insd. by AMBAC), 1.30%, VRDN	9,345,643	9,345,643
Pitney Bowes Credit Corp. RB, 2.40%, 10/10/2002 144A	4,507,074	4,507,074
Santa Clara Cnty., CA Fin. Auth. RB, 1.55%, VRDN	1,550,000	1,550,000
15,402,717
Manufacturing - 19.5%
Auburn, CA IDA RB, Coherent, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.25%, VRDN	1,300,000	1,300,000
California Community Dev. Auth. RB:
1.60%, VRDN	3,000,000	3,000,000
2.40%, VRDN	1,180,000	1,180,000
California EDA RB:
Body Furniture Co., Inc. Proj., 1.40%, VRDN	4,875,000	4,875,000
Killion Inds. Proj., 2.85%, VRDN	3,000,000	3,000,000
California Infrastructure & Econ. RB, 1.75%, VRDN	2,595,000	2,595,000

EVERGREEN
California Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Glenn Cnty., CA IDA PCRB, Land O’Lakes, Inc., Ser. 1995, (LOC: Norwest Bank), 1.50%, VRDN	$1,900,000	$1,900,000
Lodi, CA IDA RB, Dart Container Proj., 1.50%, VRDN	8,000,000	8,000,000
Los Angeles, CA IDA RB:
1.40%, VRDN	1,820,000	1,820,000
1.95%, VRDN	1,185,000	1,185,000
Puerto Rico Indl. Med. & Env. PCRB, Becton Dickinson & Co., 3.40%, 3/1/2002	2,200,000	2,200,000
31,055,000
Recreation - 0.9%
Madera, CA Pub. Fin. Auth. RB, 2.20%, VRDN	1,445,000	1,445,000
Resource Recovery - 1.8%
California Pollution Ctrl. Fin. Auth. RB:
1.55%, VRDN	800,000	800,000
1.65%, VRDN	500,000	500,000
California Pollution Ctrl. Solid Wst. Disp. RB, 1.35%, VRDN	1,550,000	1,550,000
2,850,000
Utility - 11.9%
California Infrastructure & Econ. Dev. RB, Ser. C, 2.10%, VRDN	9,000,000	9,000,000
California Pollution Ctrl. Fin. Auth. RB, Pacific Gas & Elec. Proj., (SPA: Bank of America), 1.55%, VRDN	4,525,000	4,525,000
Carroll Cnty., KY Collateralized Solid Wst. Disp. Facs. RB, Ser. A, 1.65%, VRDN	900,000	900,000
Chula Vista, CA IDRB, San Diego Gas & Elec., Ser. B, 1.90%, VRDN	200,000	200,000
Northampton Cnty., PA IDA RB, 2.90%, VRDN	1,000,000	1,000,000
Southern California Pub. Pwr. Auth. RB, 1.30%, VRDN	3,400,000	3,400,000
19,025,000
Water & Sewer - 4.1%
California Dept. of Wtr. RB, 1.35%, VRDN	5,000,000	5,000,000
Olces, CA Wtr. Dist. COP, 3.10%, VRDN	1,600,000	1,600,000
6,600,000
Total Investments - (cost $159,234,087) - 99.9%		159,234,087
Other Assets and Liabilities - 0.1%		122,713
Net Assets - 100.0%		$159,356,800

See Combined Notes to Schedules of Investments.

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.6%
Airport - 8.5%
Broward Cnty., FL Arpt. Sys. RB, Ser. 2000-361, (Liq: State Street Bank & Insd. by AMBAC), 1.60%, VRDN	$5,035,000	$5,035,000
Lee Cnty., FL Arpt. RB, ABN Amro Trust, Ser. 2000-3, (Liq.: ABN Amro Bank & Insd. by FSA), 1.43%, VRDN	1,900,000	1,900,000
Miami Dade Cnty., FL IDA Arpt. Facs. RB, Flight Safety Proj.,
Ser. B, (Gtd. by Boeing Co.), 1.70%, VRDN	12,000,000	12,000,000
Miami Dade Cnty., FL Intl. Arpt. RB, 1.42%, VRDN	3,870,000	3,870,000
22,805,000
Community Development District - 0.7%
Miami Dade Cnty., FL IDA RB, Futerama Proj., (LOC: SouthTrust Bank), 1.46%, VRDN	1,525,000	1,525,000
Tamarac, FL IDRB, Tamarac Business Ctr. Proj., (LOC: Bank of America), 1.55%, VRDN	385,000	385,000
1,910,000
Continuing Care Retirement Community - 4.6%
Bay Cnty., FL RB, Methodist Home for Aging, (Insd. by FHLB), 1.50%, VRDN	7,885,000	7,885,000
Palm Beach Cnty., FL IDRB, Gulfstream Goodwill Hlth., (LOC: SouthTrust Bank), 1.41%, VRDN	3,165,000	3,165,000
St. Petersburg, FL Hlth. Facs. Auth. RB, 1.36%, VRDN	1,180,000	1,180,000
12,230,000
Education - 5.4%
Florida Board of Ed. Lottery RB, Eagle Trust Cert. 2001-09D4, (Liq.: Citibank & Insd. by AMBAC), 1.45%, VRDN	2,600,000	2,600,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000E, (Liq.: Bank of America & Insd. by MBIA), 1.50%, VRDN	4,590,000	4,590,000
Orange Cnty., FL Sch. Board COP, 1.55%, VRDN	4,450,000	4,450,000
Pasco Cnty., FL Edl. Facs. Auth. RB, St. Leo Univ. Proj., (LOC: Allied Irish Banks Plc), 1.36%, VRDN	2,840,000	2,840,000
14,480,000
General Obligation - Local - 0.4%
East Orange, NJ TAN, Ser. A, 4.25%, 8/12/2002	1,000,000	1,002,300
General Obligation - State - 1.8%
Florida Board Of Ed. Capital Outlay GO, 1.55%, VRDN	4,875,000	4,875,000
Hospital - 2.8%
Jacksonville, FL IDRB, Univ. of Florida Hlth. Science Ctr., (LOC: Bank of America), 1.60%, VRDN	900,000	900,000
Palm Beach Cnty., FL Hlth. Facs. RB, Bethesda Healthcare Sys. Proj., 1.50%, VRDN	3,700,000	3,700,000
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-321, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.55%, VRDN	2,800,000	2,800,000
7,400,000
Housing - 38.1%
Brevard Cnty., FL HFA RB, Shore View Apts. Proj., (LOC: Harris Trust & Savings), 1.45%, VRDN	2,200,000	2,200,000
Broward Cnty., FL HFA, Eagle Trust Certificate, Ser. 2000-C0903, (Liq.: Citibank & Insd. by GNMA), 1.57%, VRDN	900,000	900,000
Clipper, FL Tax Exempt COP:
Ser. 2000-1, Class A, (Liq.: State Street Bank & Insd. by FSA), 1.60%, VRDN	35,928,000	35,928,000
Ser. 2000-3, Class A, (Liq.: State Street Bank & Insd. by MBIA), 1.60%, VRDN	2,866,000	2,866,000
Dade Cnty., FL HFA MHRB, 1.60%, VRDN	19,325,000	19,325,000
Florida HFA RB, 1.49%, VRDN	2,720,000	2,720,000

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Housing - continued
Hawaii HFA & Dev. Corp. RB, Rental Hsg. Sys. Proj., (LOC: Industrial Bank of Japan, Ltd.), 3.06%, VRDN	$3,400,000	$3,400,000
Miami Dade Cnty., FL HFA MHRB, 1.65%, VRDN	6,910,000	6,910,000
Orange Cnty., FL HFA MHRB, Oakwood, Ser. E, (LOC: Fleet Bank), 2.55%, 10/1/2002	3,000,000	3,000,000
Orange Cnty., FL HFA RB, 1.65%, VRDN	14,000,000	14,000,000
Palm Beach Cnty., FL HFA MHRB, 1.60%, VRDN	7,830,000	7,830,000
Polk Cnty., FL HFA MHRB, Cambridge Club Apts. Proj., 1.45%, VRDN	2,900,000	2,900,000
101,979,000
Industrial Development Revenue - 8.7%
Ashdown, AR IDA RB, 2.60%, 11/1/2002	505,000	505,000
Dade Cnty., FL IDA RB:
Florida Convalescent Proj., Ser. 1986, (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 1.60%, VRDN	2,065,000	2,065,000
Jay W. Lotspeich Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 3.50%, VRDN	100,000	100,000
Quipp, Inc. Proj., (LOC: Bank of Tokyo - Mitsubishi, Ltd.), 1.55%, VRDN	750,000	750,000
Escambia Cnty., FL IDRB, Daw’s Manufacturing Co., Inc. Proj., (LOC: AmSouth Bank), 1.55%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDRB:
Novelty Crystal Proj., (LOC: SunTrust Bank), 1.55%, VRDN	1,100,000	1,100,000
Plastics Components Proj., (LOC: SunTrust Bank), 1.55%, VRDN	1,050,000	1,050,000
Suncoast Bakeries Proj., Ser. A1, (LOC: SunTrust Bank), 1.55%, VRDN	810,000	810,000
Hillsborough Cnty., FL IDA RB, Serigraphic Arts, Inc. Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 3.50%, VRDN	300,000	300,000
Jacksonville, FL Economic Dev. Commission IDRB, Crown Products Co. Proj., Ser. 1998, (LOC: SunTrust Banks), 1.55%, VRDN	1,200,000	1,200,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., (LOC: Bank of America), 1.55%, VRDN	2,200,000	2,200,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., (LOC: SunTrust Banks), 1.65%, VRDN	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., (LOC: Bank One Corp.), 1.70%, VRDN	2,490,000	2,490,000
Riviera Beach, FL IDRB, K Rain Manufacturing Proj., (LOC: Bank of America), 1.55%, VRDN	2,755,000	2,755,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., (LOC: Associated Bank), 1.65%, VRDN	1,800,000	1,800,000
St. John’s Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust Bank), 1.56%, VRDN	1,595,000	1,595,000
23,220,000
Lease - 1.4%
Koch Floating Rate Trust COP, Ser. 2000-1, (Liq.: State Street Bank & Insd. by AMBAC), 1.65%, VRDN	3,633,373	3,633,373
Manufacturing - 7.2%
Hernando Cnty., FL IDRB, 1.45%, VRDN	5,750,000	5,750,000
Hillsborough Cnty., FL Dev. Auth. IDRB, 1.55%, VRDN	2,065,000	2,065,000
Jacksonville, FL EDA RB, 1.55%, VRDN	3,900,000	3,900,000
Mangonia Park, FL IDRB, 1.51%, VRDN	2,150,000	2,150,000
Mercer Cnty., PA IDA RB, 4.65%, VRDN	4,000,000	4,000,000
St. Lucie Cnty., FL IDRB, 1.51%, VRDN	1,375,000	1,375,000
19,240,000
Miscellaneous Revenue - 0.4%
Clipper, FL Tax Exempt COP, Ser. 1999-2, (Liq: State Street Bank & Insd. by GNMA), 1.65%, VRDN	970,803	970,803
Resource Recovery - 1.9%
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disp. RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 3.35%, VRDN	5,200,000	5,200,000

EVERGREEN
Florida Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Utility - 16.5%
California Pollution Ctl. Financing Auth. RRB, Pacific Gas & Elec. Proj., 1.55%, VRDN	$21,500,000	$21,500,000
Dade Cnty., FL IDA RB, Florida Power & Light Co. Proj., 1.50%, VRDN	5,300,000	5,300,000
Escambia Cnty., FL PCRB, Gulf Power Co. Proj., 1.50%, VRDN	2,300,000	2,300,000
Hillsborough Cnty., FL Indl. Dev. PCRB, 1.65%, VRDN	2,000,000	2,000,000
San Diego, CA IDRB, San Diego Gas & Elec. Proj.:
(Gtd. by San Diego Gas & Elec.), 1.55%, 2/13/2002	3,100,000	3,100,000
(Gtd. by San Diego Gas & Elec.), 1.65%, 2/1/2002	2,000,000	2,000,000
St. Lucie Cnty., FL PCRB, 1.50%, VRDN	2,500,000	2,500,000
Sweetwater Cnty., WY Env. Impt. RB, 2.35%, VRDN	5,500,000	5,500,000
44,200,000
Water & Sewer - 1.2%
Dade Cnty., FL Wtr. & Swr. Sys. RB, 1.42%, VRDN	1,210,000	1,210,000
Florida Governmental Util. Auth. RB, Ser. 2000-327, (Liq.: Morgan Stanley Dean Witter, & Insd. by AMBAC), 1.55%, VRDN	297,500	297,500
Niceville, FL Wtr. & Swr. RB, 1.45%, VRDN	1,700,000	1,700,000
3,207,500
Total Investments - (cost $266,352,976) - 99.6%		266,352,976
Other Assets and Liabilities - 0.4%		981,844
Net Assets - 100.0%		$267,334,820

See Combined Notes to Schedules of Investments.

EVERGREEN
Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

COMMERCIAL PAPER - 64.6%
Asset Backed - 58.7%
Amstel Funding Corp.:
1.77%, 2/12/2002	$200,000,000	$199,891,833
1.78%, 2/8/2002	100,000,000	99,965,389
1.80%, 3/5/2002	150,000,000	149,760,000
1.80%, 7/19/2002	100,000,000	99,160,000
2.07%, 2/7/2002	100,000,000	99,965,500
2.07%, 2/8/2002	75,000,000	74,969,813
2.14%, 2/5/2002	125,000,000	124,970,278
ASAP Funding Ltd.:
1.73%, 2/20/2002	50,000,000	49,954,347
1.75%, 2/19/2002	75,000,000	74,934,375
1.77%, 2/27/2002	150,000,000	149,808,250
1.82%, 2/26/2002	100,000,000	99,873,611
1.85%, 2/19/2002	74,397,000	74,328,183
Asset One Securitization LLC:
1.71%, 2/15/2002	100,000,000	99,933,500
1.73%, 2/5/2002	80,166,000	80,150,590
1.78%, 2/5/2002	100,000,000	99,980,222
1.78%, 2/19/2002	50,000,000	49,955,500
1.79%, 2/5/2002	100,000,000	99,980,111
1.80%, 2/14/2002	50,000,000	49,967,500
1.82%, 2/1/2002	60,100,000	60,100,000
1.83%, 2/15/2002	43,000,000	42,969,399
Atlantic Asset Securitization Corp.:
1.71%, 2/15/2002	79,916,000	79,862,856
1.72%, 2/13/2002	100,144,000	100,086,584
1.72%, 2/20/2002	150,239,000	150,102,616
1.80%, 2/22/2002	58,091,000	58,030,005
Barton Capital Corp.:
1.68%, 2/15/2002	109,163,000	109,091,680
1.75%, 2/8/2002	97,952,000	97,918,669
1.80%, 2/4/2002	71,948,000	71,937,208
Bavaria Trr Corp.:
1.78%, 2/8/2002	150,000,000	149,948,083
1.81%, 2/28/2002	98,347,000	98,213,494
Bavaria Universal Funding:
1.78%, 2/7/2002	45,140,000	45,126,608
1.78%, 2/12/2002	77,234,000	77,191,993
2.06%, 2/15/2002	75,407,000	75,346,591
2.13%, 2/1/2002	81,120,000	81,120,000
Brahms Funding Corp.:
1.74%, 2/20/2002	100,000,000	99,908,167
1.76%, 2/26/2002	175,000,000	174,786,111
Breeds Hill:
1.70%, 2/13/2002	40,059,000	40,036,300
1.80%, 2/19/2002	70,110,000	70,046,901
1.82%, 2/22/2002	75,915,000	75,834,403

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Check Point Charlie, Inc.:
1.72%, 2/12/2002	$25,040,000	$25,026,840
1.72%, 2/14/2002	59,880,000	59,842,808
1.77%, 2/20/2002	139,680,000	139,549,515
1.78%, 3/25/2002	60,300,000	60,144,961
1.78%, 4/8/2002	69,500,000	69,273,198
1.79%, 2/4/2002	50,000,000	49,992,542
1.80%, 2/11/2002	99,250,000	99,200,375
1.82%, 2/5/2002	91,000,000	90,981,598
2.08%, 2/6/2002	50,280,000	50,265,475
Compass Security:
1.79%, 2/7/2002	33,000,000	32,990,155
1.80%, 2/7/2002	80,680,000	80,655,796
Crown Point Capital Co.:
1.70%, 2/14/2002	100,280,000	100,218,439
1.72%, 2/27/2002	60,194,000	60,119,226
1.80%, 3/5/2002	100,000,000	99,840,000
1.82%, 2/8/2002	146,682,000	146,630,091
1.89%, 2/8/2002	84,131,000	84,100,082
Eiffel Funding LLC, 1.80%, 2/1/2002	64,728,000	64,728,000
Fenway Funding, LLC:
1.81%, 2/22/2002	50,163,000	50,110,036
1.83%, 3/25/2002	100,000,000	99,735,667
1.95%, 2/15/2002	40,000,000	39,969,667
Ford Credit Co.:
1.83%, 3/1/2002	100,000,000	99,857,667
1.83%, 3/6/2002	100,000,000	99,832,250
Four Winds Funding Corp.:
1.70%, 2/15/2002	100,000,000	99,933,889
1.76%, 2/11/2002	100,000,000	99,951,111
1.76%, 2/13/2002	100,000,000	99,941,333
2.07%, 2/1/2002	100,000,000	100,000,000
Giro Balanced Funding:
1.70%, 2/15/2002	125,000,000	124,917,361
1.78%, 2/7/2002	58,357,000	58,339,688
1.78%, 2/21/2002	100,000,000	99,901,111
Giro Multi Funding Corp., 1.70%, 2/15/2002	160,509,000	160,402,886
Harwood Street Funding:
1.86%, 2/28/2002	100,000,000	99,860,500
1.98%, 2/1/2002	56,500,000	56,500,000
Hatteras Funding:
1.72%, 2/28/2002	104,199,000	104,064,583
1.77%, 3/15/2002	48,192,000	48,092,484
Independence Funding LLC, 1.72%, 5/15/2002	125,000,000	124,384,861
Jupiter Funding:
1.70%, 2/12/2002	58,331,000	58,300,700
1.70%, 2/15/2002	90,000,000	89,940,500
1.70%, 2/19/2002	84,430,000	84,358,235
1.77%, 2/5/2002	76,930,000	76,914,871
1.77%, 2/8/2002	125,000,000	124,956,979
1.80%, 3/26/2002	76,692,000	76,488,766

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Lake Front Co.:
1.74%, 2/25/2002	$60,000,000	$59,930,400
1.75%, 2/27/2002	68,130,000	68,043,891
1.80%, 2/1/2002	50,000,000	50,000,000
1.80%, 2/13/2002	47,861,000	47,832,283
1.92%, 2/7/2002	57,733,000	57,714,526
Lexington Parker Capital Corp.:
1.80%, 2/15/2002	34,272,000	34,248,010
2.07%, 2/5/2002	49,952,000	49,940,511
2.11%, 2/5/2002	92,561,000	92,539,300
2.14%, 2/6/2002	50,321,000	50,306,043
Lyon Short Term Funding Corp., 1.72%, 2/11/2002	50,154,000	50,130,038
Moat Funding LLC, 1.80%, 3/6/2002	100,000,000	99,835,000
Mont Blanc Capital Corp.:
1.70%, 2/19/2002	110,000,000	109,906,500
1.75%, 2/11/2002	90,004,000	89,960,248
MPF, Ltd.:
1.67%, 3/4/2002	46,825,000	46,757,663
1.70%, 3/4/2002	55,587,000	55,505,627
1.85%, 2/25/2002	45,000,000	44,944,500
1.85%, 3/13/2002	61,825,000	61,697,915
1.85%, 3/20/2002	69,375,000	69,207,440
Ness, LLC:
1.70%, 2/15/2002	72,000,000	71,952,400
1.76%, 2/11/2002	51,545,000	51,519,800
1.80%, 2/4/2002	40,066,000	40,059,990
2.14%, 2/1/2002	40,224,000	40,224,000
Principal Resources Mtge.:
1.81%, 2/7/2002	150,000,000	149,954,750
1.83%, 2/7/2002	63,156,000	63,136,737
1.85%, 2/8/2002	45,000,000	44,983,812
1.87%, 2/7/2002	55,102,000	55,084,827
1.88%, 2/6/2002	68,107,000	68,089,217
Sheffield Receivables Corp.:
1.71%, 2/20/2002	150,000,000	149,864,625
1.76%, 2/11/2002	100,000,000	99,951,111
Steamboat Funding Corp.:
1.75%, 2/8/2002	150,000,000	149,948,959
1.77%, 2/11/2002	72,748,000	72,712,232
1.78%, 2/11/2002	72,748,000	72,712,030
Stellar Funding Group:
1.77%, 2/8/2002	45,383,000	45,367,381
1.77%, 2/11/2002	116,174,000	116,116,881
1.80%, 2/25/2002	72,087,000	72,000,495
Tannehill Capital Co.:
1.70%, 3/18/2002	125,909,000	125,641,443
1.77%, 3/18/2002	100,000,000	99,778,750
1.78%, 2/21/2002	73,147,000	73,074,666
1.80%, 2/21/2002	150,000,000	149,850,000
1.80%, 3/8/2002	100,000,000	99,825,000
1.80%, 3/12/2002	41,283,000	41,202,498
1.83%, 3/6/2002	100,000,000	99,832,250
1.92%, 2/15/2002	100,000,000	99,925,334

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

COMMERCIAL PAPER - continued
Asset Backed - continued
Thames Asset Global Securitization:
1.72%, 2/12/2002	$62,766,000	$62,733,013
1.80%, 2/7/2002	42,423,000	42,410,273
Three Pillars Funding Corp.:
1.67%, 2/20/2002	100,000,000	99,911,861
1.69%, 2/20/2002	123,091,000	122,981,210
1.75%, 2/20/2002	53,049,000	53,000,003
1.78%, 2/7/2002	100,000,000	99,970,333
Thunder Bay Funding, Inc.:
1.71%, 2/11/2002	68,000,000	67,967,700
1.72%, 2/20/2002	75,000,000	74,931,917
Trident Capital Finance, Inc.:
1.72%, 2/5/2002	100,000,000	99,980,889
1.77%, 2/1/2002	100,000,000	100,000,000
Tyco Capital Corp.:
2.85%, 2/6/2002	100,000,000	99,960,417
2.85%, 3/1/2002	118,000,000	117,738,433
Tyco Intl. Group SA:
1.92%, 2/8/2002	125,000,000	124,953,333
1.95%, 2/14/2002	75,000,000	74,947,187
1.95%, 2/21/2002	100,000,000	99,891,667
1.97%, 2/22/2002	75,000,000	74,913,813
1.97%, 2/27/2002	125,000,000	124,822,153
1.97%, 3/25/2002	75,000,000	74,786,583
Verizon Global Funding, 1.86%, 3/20/2002	300,000,000	299,973,546
Victory Receivable Corp.:
1.69%, 2/12/2002	95,199,000	95,149,840
1.70%, 2/12/2002	38,054,000	38,034,233
1.78%, 2/11/2002	85,140,000	85,097,903
1.80%, 2/5/2002	41,623,000	41,614,675
1.80%, 2/7/2002	54,775,000	54,758,568
1.80%, 3/1/2002	53,162,000	53,087,573
1.81%, 2/25/2002	83,282,000	83,181,506
2.01%, 2/13/2002	131,165,000	131,077,120
Vistaone:
1.71%, 3/7/2002	90,211,000	90,065,309
1.80%, 2/27/2002	70,119,000	70,027,845
1.80%, 3/8/2002	40,088,000	40,017,846
2.12%, 2/22/2002	95,562,000	95,443,822
Witmer Funding, LLC:
1.71%, 3/22/2002	100,628,000	100,393,788
1.71%, 4/15/2002	100,000,000	99,653,250
1.78%, 3/14/2002	150,000,000	149,695,917
1.78%, 3/21/2002	50,000,000	49,881,333
1.80%, 3/25/2002	50,000,000	49,870,000
1.82%, 2/14/2002	200,657,000	200,525,124
1.85%, 3/26/2002	125,000,000	124,659,549
		13,884,939,531

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

COMMERCIAL PAPER - continued
Automobiles - 1.1%
Mitsubishi Intl. Corp.:
1.72%, 2/14/2002	$50,000,000	$49,968,944
1.75%, 2/20/2002	50,000,000	49,953,820
1.75%, 2/22/2002	60,000,000	59,938,750
1.82%, 2/12/2002	50,000,000	49,972,195
1.85%, 2/8/2002	50,185,000	50,166,947
260,000,656
Banks - 4.6%
Bayerische Hypo Union:
1.80%, 2/1/2002	275,000,000	274,960,882
2.05%, 11/12/2002	175,000,000	174,986,495
Citibank Credit Card Issuance Trust:
1.70%, 2/13/2002	100,000,000	99,943,333
1.70%, 2/14/2002	100,000,000	99,938,611
1.78%, 2/7/2002	100,000,000	99,970,333
1.80%, 2/5/2002	107,055,000	107,033,589
1.80%, 2/27/2002	125,000,000	124,837,500
Washington Mutual, 3.76%, 8/19/2002	100,000,000	100,000,000
1,081,670,743
Diversified Financials - 0.2%
Dorada Financial Co., 3.70%, 3/5/2002	53,200,000	53,025,268
Total Commercial Paper		15,279,636,198
CORPORATE BONDS - 29.9%
Asset Backed - 7.3%
Abacas Investor LLC:
2.54%, 2/26/2003	75,000,000	75,000,000
2.55%, 2/28/2003	50,000,000	50,000,000
3.75%, 9/20/2002	50,000,000	50,000,000
3.75%, 10/10/2002	50,000,000	50,000,000
3.91%, 8/6/2002	90,000,000	90,000,000
3.92%, 7/25/2002	55,000,000	55,000,000
3.96%, 8/13/2002	35,000,000	35,000,000
4.74%, 5/20/2002	50,000,000	50,000,000
Abacas Investor, Ltd.:
4.29%, 6/17/2002	53,000,000	53,000,000
4.36%, 6/24/2002	100,000,000	100,000,000
Asset Backed Capital Finance:
2.38%, 11/22/2002	100,000,000	100,000,000
3.75%, 10/15/2002	75,000,000	75,000,000
Beta Finance Inc., 4.76%, 4/29/2002 144A	73,000,000	72,998,270
Catholic Hlth. Initiatives, 2.25%, VRDN	1,000,000	1,000,000
CC USA Inc., 4.20%, 7/15/2002	50,000,000	50,000,000
Concord Minutemen:
1.75%, 2/20/2002	175,000,000	174,838,368
1.76%, 2/12/2002	55,660,000	55,630,067
Gemini Securitization Corp., 1.80%, 2/8/2002	100,000,000	99,965,000
Liberty Lighthouse US Capital Co.:
1.84%, 3/8/2002 144A	100,000,000	100,000,000
2.46%, 11/20/2002 144A	40,000,000	40,000,000
4.02%, 8/16/2002 144A	43,000,000	43,000,000
Morganite Industrials Inc., 1.85%, VRDN	20,000,000	20,000,000

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

CORPORATE BONDS - continued
Asset Backed - continued
Syndicated Loan Funding:
1.92%, 2/15/2002 144A	$133,000,000	$133,000,000
2.12%, 2/15/2002 144A	75,000,000	75,000,000
Tyco Intl. Group SA, 6.88%, 9/5/2002	66,804,000	67,955,009
1,716,386,714
Brokers - 7.0%
Bear Stearns Co., Inc.:
2.43%, 12/20/2002	130,000,000	129,992,582
2.61%, 2/28/2003	150,000,000	150,000,000
3.75%, 10/7/2002	75,000,000	75,000,000
3.78%, 9/20/2002	100,000,000	100,000,000
3.96%, 7/29/2002	230,000,000	230,000,000
Credit Suisse First Boston, Co.:
1.83%, 2/22/2002	100,000,000	100,000,000
4.32%, 6/25/2002 144A	175,000,000	175,000,000
Goldman Sachs Group:
1.94%, 3/21/2002 144A	250,000,000	250,000,000
2.01%, 4/15/2002 144A	130,000,000	130,104,750
Merrill Lynch & Co., Inc., 4.29%, 6/10/2002	120,000,000	119,995,832
Morgan Stanley Dean Witter, Inc., 1.88%, 2/15/2002	200,000,000	200,000,000
1,660,093,164
Banks - 2.1%
BankAmerica Corp., 2.17%, 2/11/2002	5,500,000	5,500,176
Crestar Financial Corp., 8.25%, 7/15/2002	12,700,000	12,954,889
Marshall & Ilsley Bank, Corp.:
1.76%, 2/20/2002	100,000,000	99,998,974
6.15%, 12/2/2002	300,000,000	308,508,659
National Bank Commerce Memphis, TN FRN, 4.10%, 6/14/2002	50,000,000	50,000,000
National City Bank Louisville, KY, 2.16%, 2/19/2002	20,000,000	20,000,874
496,963,572
Diversified Financials - 12.3%
Anchor National Life, 1.88%, 4/24/2002	100,000,000	100,000,000
Caterpillar Financial Svcs., 1.97%, 4/9/2002	50,000,000	50,000,000
Citifunds Institutional, 2.07%, 2/1/2002	223,056,421	223,056,421
Countrywide Funding Corp.:
1.95%, 2/1/2002	50,000,000	50,003,539
1.97%, 3/26/2002	150,000,000	150,000,000
2.31%, 11/15/2002	50,000,000	50,005,913
2.33%, 12/16/2002	100,000,000	100,000,000
2.67%, 2/28/2003	150,000,000	150,049,124
2.79%, 12/30/2002	90,000,000	90,000,000
4.55%, 6/14/2002	100,000,000	100,008,777
Deutsche Bank AG, 2.30%, 11/7/2002	200,000,000	200,000,000
Household Finance Corp.:
1.84%, 2/15/2002	275,000,000	275,000,000
1.84%, 2/26/2002	210,000,000	210,000,000
2.01%, 3/20/2002	100,000,000	99,955,891
2.02%, 2/25/2002	75,000,000	75,039,405
2.14%, 3/12/2002	15,000,000	15,002,762
6.13%, 7/15/2002	20,000,000	20,368,908

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

CORPORATE BONDS - continued
Diversified Financials - continued
RACERS FRN:
1.87%, 2/15/2002 144A	$200,000,000	$200,000,000
1.88%, 2/1/2002 144A	150,000,000	150,000,000
Sigma Finance:
1.85%, 8/20/2002	100,000,000	100,000,000
4.45%, 5/31/2002	150,000,000	150,000,000
4.75%, 4/25/2002	150,000,000	150,000,000
Transamerica Finance Corp., 2.03%, 4/1/2002	135,000,000	135,000,000
Washington Mutual, 1.84%, 8/19/2002	70,000,000	69,989,333
2,913,480,073
Diversified Telecommunication Services - 1.2%
BellSouth Corp., 4.29%, 4/26/2002 144A	275,000,000	274,991,750
Total Corporate Bonds		7,061,915,273
FUNDING AGREEMENTS - 2.8%
Allstate Funding, 1.99%, 2/15/2002 144A	100,000,000	100,000,000
Jackson National Life Funding:
3.95%, 7/1/2002 144A	75,000,000	75,000,000
4.14%, 7/22/2002 144A	100,000,000	100,000,000
New York Life, 1.94%, 6/26/2002	150,000,000	150,000,000
Transamerica Occidental:
2.07%, 2/1/2002 144A	100,000,000	100,000,000
2.09%, 2/1/2002 144A	140,000,000	140,000,000
Total Funding Agreements		665,000,000
MUNICIPAL OBLIGATIONS - 0.5%
Housing - 0.3%
Virginia Hsg. Dev. Auth. RB, 1.85%, VRDN	75,390,000	75,390,000
Industrial Development Revenue - 0.0%
Warren Cnty., KY IDA RB, Stupp Brothers Inc., Ser. B-1, (LOC: BankAmerica, NA), 2.00%, VRDN	14,900,000	14,900,000
Miscellaneous Revenue - 0.2%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B, (LOC: BankAmerica, NA), 1.88%, VRDN	41,830,000	41,830,000
Total Municipal Obligations		132,120,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
FHLB:
1.73%, 8/16/2002	25,000,000	25,000,000
1.75%, 8/13/2002	25,000,000	24,995,559
2.25%, 11/27/2002	25,000,000	25,000,000
2.80%, 1/24/2003	35,000,000	35,029,581
3.63%, 10/7/2002	15,000,000	15,000,000
3.79%, 8/9/2002	7,500,000	7,500,000
FHLMC:
2.25%, 11/21/2002	35,175,000	35,175,000
2.30%, 11/27/2002	180,000,000	180,000,000
Total U.S. Government & Agency Obligations		347,700,140

EVERGREEN
Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUTUAL FUND SHARES - 0.4%
American Advantage Money Market Fund	42,656,357	$42,656,357
Federated Prime Value Obligation Fund	1,863,653	1,863,653
Federated U.S. Treasury Cash Reserve Fund	46,087,150	46,087,150
Total Mutual Fund Shares		90,607,160
Total Investments - (cost $23,576,978,771) - 99.7%		23,576,978,771
Other Assets and Liabilities - 0.3%		73,879,384
Net Assets - 100.0%		$23,650,858,155

See Combined Notes to Schedules of Investments.

EVERGREEN
Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 98.5%
Airport - 3.0%
Alliance Arpt. Auth., Inc., TX Spl. Facs. RB, P-Floats-PA 630, 1.85%, VRDN	$30,530,000	$30,530,000
Chicago, IL O’Hare Intl. Arpt. RB, Northwest Airlines, Inc.:
Ser. A, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.60%, VRDN	9,000,000	9,000,000
Ser. B, (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.60%, VRDN	16,800,000	16,800,000
Denver, CO City & Cnty. Spl. Arpt. Facs. RB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.85%, VRDN	10,110,000	10,110,000
Kenton Cnty., KY Arpt. Board RB, Ser. F2, (LOC: Bank of America & Insd. by MBIA), 1.60%, VRDN	2,910,000	2,910,000
69,350,000
Capital Improvements - 0.5%
Texas Pub. Fin. Auth. Bldg. RB, Gen. Svcs. Commission Proj., (Liq.: Citibank & Insd. by AMBAC), 1.60%, VRDN	11,130,000	11,130,000
Community Development District - 0.5%
Chattanooga, TN IDRB, Radisson Read House Proj., Ser. 1995, (LOC: Heller Financial, Inc.), 1.46%, VRDN	3,200,000	3,200,000
Colorado Hsg. & Fin. Auth. IDRB, Worldwes LLP Proj., (LOC: Firstar Bank), 1.65%, VRDN	2,500,000	2,500,000
Rapid City, SD EDRB, Civic Ctr. Assoc. Proj., (LOC: Citibank), 1.56%, VRDN	4,635,000	4,635,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle Natl. Bank), 1.725%, VRDN	1,850,000	1,850,000
12,185,000
Education - 2.1%
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.55%, VRDN	3,495,000	3,495,000
Clark Cnty., NV Sch. Dist. Bldg. RB, Muni. Trust Cert., (Insd. by FSA), 1.55%, VRDN	15,680,000	15,680,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, 1.50%, 2/7/2002	3,400,000	3,400,000
Houston, TX Independent Sch. Dist. RB, 1.60%, VRDN	7,100,000	7,100,000
Maryville, TN Board of Ed. IDRB, Maryville College Proj., Ser. A, (LOC: AmSouth Bank), 1.65%, VRDN	4,200,000	4,200,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, (LOC: Bank of America), 1.60%, VRDN	7,700,000	7,700,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., 1.45%, VRDN	7,075,000	7,075,000
48,650,000
General Obligation - State - 1.7%
California GO, RAN, Ser. B, 1.81%, VRDN	40,000,000	40,000,000
Hospital - 14.6%
Amarillo, TX Hlth. Facs. Corp. RB, 1.55%, VRDN	8,600,000	8,600,000
Birmingham, AL Baptist Med. Ctr. RB, 1.60%, VRDN	10,000,000	10,000,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Eye Foundation Hosp., Ser. A, (Gtd. by Columbus B&T Co.), 1.60%, VRDN	17,835,000	17,835,000
Birmingham, AL Spl. Care Facs. RB, Methodist Home for the Aging, (LOC: Colonial Bank), 2.85%, VRDN	6,000,000	6,000,000
Canby, MN Community Hosp. Dist. RB, 1.60%, VRDN	3,600,000	3,600,000
Denver, CO City & Cnty. RB, The Children’s Hosp. Assn. Proj., (Liq.: Sakura Bank, Ltd. & Insd. by FGIC), 2.55%, VRDN	4,600,000	4,600,000
Geneva City, AL Hlth. Care RB, 1.41%, VRDN	2,667,000	2,667,000
Illinois Dev. Fin. Auth. RB, Provena Hlth. Proj., Ser. 1998-C, (LOC: Bank One Corp. & Insd. by MBIA), 1.55%, VRDN	5,000,000	5,000,000
Illinois Edl. Facs. Auth. RB, Lake Forest Hosp. Proj., 2.375%, VRDN	8,130,000	8,130,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Hospital - continued
Indiana Hlth. Fac. Financing Auth. RB, Ascension Hlth. Credit Group:
Ser. A-2, 1.80%, 2/5/2002	$33,500,000	$33,500,000
Ser. A-3, 1.80%, 3/4/2002	33,000,000	33,000,000
Kentucky EDA Hosp. RB, St. Luke’s Hosp., PFOTER, (Liq.: Merrill Lynch & Co.), 1.60%, VRDN	28,520,000	28,520,000
Lima, OH Hosp. RB, 1.45%, VRDN	2,010,000	2,010,000
Louisiana Pub. Fac. Auth. RB, Cenikor Foundation Proj., (LOC: Union Planters Bank), 1.95%, VRDN	3,500,000	3,500,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., 1.55%, VRDN	1,440,000	1,440,000
Montgomery Cnty., MD Hsg. Opportunity Commission MHRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.65%, VRDN 144A	13,995,000	13,995,000
Montgomery Cnty., OH Hlth. Care RB, Multi-Mode Windows Home Proj., 1.45%, VRDN	4,170,000	4,170,000
Municipal Securities Trust Certificates RB:
Ser. 1999-69B Class A, 1.65%, VRDN	31,700,000	31,700,000
Ser. 1999-69C Class A, 1.65%, VRDN 144A	35,050,000	35,050,000
Orange Cnty., FL Hlth Facs. Auth. RB, Ser. 171, 1.55%, VRDN	6,175,000	6,175,000
PFOTER, Registered Floats Class F PPT 1001, Ser. 321, 1.73%, 2/1/2002	20,000,000	20,000,000
Punta Gorda, FL Hlth. Facs. Auth. RB, 1.55%, VRDN	7,000,000	7,000,000
Rhode Island Hlth. & Ed. Bldg. Corp. RB, Lifespan Corp., MSTR, Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc. & Coll. by U.S. Treasuries), 1.65%, VRDN 144A	31,700,000	31,700,000
Russell, KY RB, 1.60%, VRDN	5,995,000	5,995,000
Sheldon, IA RB, Sioux Valley Hosp. Proj., 1.60%, VRDN	2,925,000	2,925,000
South Dakota Hlth. & Ed. Facs. RB, Sioux Valley Hosp. Proj., (Gtd. by Sioux Valley Hosp. Proj.), 1.60%, VRDN	10,790,000	10,790,000
Steuben Cnty., NY Indl. Dev. Agcy. RB:
Civic Fac. Corning Hosp. Ctr., 2.40%, VRDN	1,700,000	1,700,000
Civic Fac. Guthrie Corning, 2.40%, VRDN	2,800,000	2,800,000
342,402,000
Housing - 19.9%
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.), 2.48%, VRDN	2,820,000	2,820,000
Atlanta, GA Urban Residential RB, 1.65%, VRDN	6,327,000	6,327,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, UTSA Apts. Proj., (Liq.: Heller Financial, Inc.), 1.46%, VRDN	3,700,000	3,700,000
California Statewide CDA RB, Aqua Vista Apts. Proj., Ser. 2000-V, (LOC: Bank of the West), 1.60%, VRDN	6,500,000	6,500,000
California Statewide Community Hsg. RB, PFOTER, (Liq.: Merrill Lynch & Co.), 2.55%, 2/11/2002	20,275,000	20,275,000
Chattanooga, TN Hlth. Edl. & Hsg. Facs. RB, Alexian Court Proj., 1.75%, VRDN	2,000,000	2,000,000
Chesapeake, VA Redev. & Hsg. Auth. RB, Tidewater Hsg. LP Proj., 2.13%, VRDN	3,131,000	3,131,000
Class B RB Cert. Ser. Trusts, 2.06%, VRDN	16,300,000	16,300,000
Clipper FL Tax Exempt Trust COP, Ser. 2001-1, 1.60%, VRDN	80,000	80,000
Clipper Tax Exempt Trust COP:
Ser. A, (LOC: State Street Bank & Insd. by GNMA), 1.70%, VRDN	17,990,000	17,990,000
1.70%, VRDN	64,589,781	64,589,781
Colorado Hsg. & Fin. Auth. EDRB, White Wave Proj., Ser. A, (LOC: Key Bank), 1.80%, VRDN	2,855,000	2,855,000
Covington, GA Hsg. Auth. MHRB, P-Float-PT 1351, 1.65%, VRDN	12,490,000	12,490,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, 1.46%, VRDN	3,485,000	3,485,000
Dist. of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (LOC: Landesbank Hessen-Thüringen Girozentrale), 1.60%, VRDN	7,200,000	7,200,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Housing - continued
Dist. of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar Bank), 1.60%, VRDN	$3,175,000	$3,175,000
Elkhart Cnty., IN EDRB, 1.60%, VRDN	2,800,000	2,800,000
Fort Collins, CO MHRB, Hsg. Bullrun Townhome Proj., 2.13%, VRDN	8,300,000	8,300,000
Fulton Cnty., GA MHRB, 1.65%, VRDN	10,660,000	10,660,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American Intl. Group (AIG), Inc.), 1.66%, VRDN	11,470,000	11,470,000
Pleasant Run Apt. Proj., (Liq.: American Intl. Group (AIG), Inc.), 1.66%, VRDN	4,515,000	4,515,000
Hamilton, AL IDB RB, 1.75%, VRDN	1,250,000	1,250,000
Hawaii Hsg. Fin. & Dev. Corp. RB, Rental Hsg. Sys. Proj.:
Ser. A, (LOC: Indl. Bank of Japan, Ltd.), 3.06%, VRDN	27,300,000	27,300,000
Ser. B, (LOC: Indl. Bank of Japan, Ltd.), 3.06%, VRDN	10,700,000	10,700,000
Indianapolis, IN MHRB, 1.65%, VRDN	3,615,000	3,615,000
Jefferson Cnty., AL MHRB, Hickory Knolls Proj., 1.50%, 2/7/2002	3,305,000	3,305,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank), 2.13%, VRDN	8,628,000	8,628,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., (LOC: U.S. Bank), 1.60%, VRDN	8,075,000	8,075,000
Macon, GA Trust Pooled Certificates:
(LOC: Bank of America & Insd. by AMBAC), 1.65%, VRDN	38,375,000	38,375,000
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.70%, VRDN	33,535,000	33,535,000
Massachusetts IFA RB, 1.65%, VRDN	1,900,000	1,900,000
Merrill Lynch, Inc., PFOTER:
(Liq.: Merrill Lynch & Co. & Insd. by GNMA), 1.65%, VRDN	7,490,000	7,490,000
PPT-7, (Insd. by AMBAC), 1.70%, VRDN 144A	13,685,000	13,685,000
PPT-8, (Liq.: Credit Suisse First Boston Corp.), 1.70%, VRDN	3,520,000	3,520,000
PPT-9, (LOC: Bayerische Landesbanken), 1.70%, VRDN	8,170,000	8,170,000
PPT-11, (Liq.: Bay Hypotheken-und Vereins), 1.65%, VRDN	13,830,000	13,830,000
Metropolitan Govt. Nashville Davidson, TN Hsg. Facs., MHRB Meadow Creek, 1.75%, VRDN	5,000,000	5,000,000
Missouri MHRB, PFOTER, Oak Creek / Nob Hill, (Liq.: Merrill Lynch & Co.), 1.65%, VRDN	8,955,000	8,955,000
Morgan Keegan Muni. Prod. Inc., Ser. D, 1.65%, VRDN	15,865,000	15,865,000
Nebraska Investment Fin. Auth. MHRB, Apple Creek Assoc. Proj., (LOC: Northern Trust), 1.50%, VRDN	2,900,000	2,900,000
Ogden City, UT Hsg. Auth. RB, 1.45%, VRDN	1,920,000	1,920,000
Ohio HFA MHRB, Pine Crossing Proj., Ser. A, (LOC: Sumitomo Bank, Ltd.), 3.80%, VRDN	3,605,000	3,605,000
Shelby Cnty., TN Hlth., Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America), 1.55%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assoc. Proj., Ser. 1987, (LOC: FHLB of Indianapolis), 1.70%, VRDN	1,915,000	1,915,000
Texas Dept. of Hsg. & Community Dev. RB, 1.60%, VRDN	8,270,000	8,270,000
West Oaks, AL Apts. Corp. RB, 1.65%, VRDN	2,100,000	2,100,000
West Virginia Hsg. Dev. Fund, Interim Financing Note 2002, Ser. A, 1.53%, 3/19/2002	15,000,000	15,000,000
464,570,781
Industrial Development Revenue - 5.7%
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., 1.55%, VRDN	9,250,000	9,250,000
Belgium, WI IDRB, Trimen Inds. Proj., 1.80%, VRDN	1,250,000	1,250,000
Boone Cnty., KY Indl. Bldg. RB, 1.70%, VRDN	1,620,000	1,620,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., (LOC: AmSouth Bank), 1.60%, VRDN	2,700,000	2,700,000
California Economic Dev. Fin. Auth. RB, Indl. Dev. Killion Inds. Proj., 2.85%, VRDN	3,140,000	3,140,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., 1.45%, VRDN	3,000,000	3,000,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj.:
(LOC: PNC Bank), 1.65%, VRDN	2,750,000	2,750,000
(LOC: PNC Bank), 1.70%, VRDN	2,300,000	2,300,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Industrial Development Revenue - continued
Dallas, TX Indl. Dev. Corp. RB, 1.90%, VRDN	$4,150,000	$4,150,000
De Kalb Cnty., GA IDRB, Variable Vimco Proj., 1.60%, VRDN	1,850,000	1,850,000
Decatur, AL IDB Solid Wst. RB, Trico Steel Co., LLC Proj., (LOC: Chase Manhattan Bank), 2.15%, VRDN	25,000,000	25,000,000
Devils Lake, ND Muni. IDRB, Noodles by Leonardo, (LOC: U.S. Bank), 1.85%, VRDN	7,000,000	7,000,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 1.70%, VRDN	2,785,000	2,785,000
Franklin Cnty., IN EDRB, Adjusted J&J Proj., 1.60%, VRDN	2,055,000	2,055,000
Franklin Park, IL IDRB, Castle & Co. Proj., 2.85%, VRDN	649,070	649,070
Gadsen, AL IDB RB, Hickory Hills, (LOC: SouthTrust Bank), 1.56%, VRDN	1,935,000	1,935,000
Guilford Cnty., NC Indl. Facs. RB, 3.25%, VRDN	8,500,000	8,500,000
Gwinnett Cnty., GA IDRB, Variable Price Co., Inc. Proj., 1.45%, VRDN	2,000,000	2,000,000
Haleyville, AL IDB RB, 1.60%, VRDN	3,575,000	3,575,000
Huntsville, AL IDRB, Brown Precision, (LOC: First Comml. Bank), 1.65%, VRDN	3,200,000	3,200,000
Illinois Dev. Fin. Auth. IDRB, Anatol Enterprises LLC Proj., (LOC: LaSalle Bank), 1.68%, VRDN	3,400,000	3,400,000
Jackson, TN IDRB, General Cable Corp., (LOC: Chase Manhattan Bank), 1.70%, VRDN	9,000,000	9,000,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust Bank), 1.51%, VRDN	2,600,000	2,600,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.75%, VRDN	5,865,000	5,865,000
Port Auth, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B, (Gtd. by Total Fina Elf), 1.80%, VRDN	7,200,000	7,200,000
Port of Longview, WA IDRB, Weyerhaeuser Co., 3.30%, VRDN	4,420,000	4,420,000
Simpson Cnty., KY IDRB, Weyehaeuser Co. Proj., (Gtd. by Weyehaeuser Co.), 2.35%, VRDN	2,000,000	2,000,000
Union Cnty., AR Indl. Board PCRB, 2.85%, VRDN	9,000,000	9,000,000
132,194,070
Lease - 2.9%
Arizona ABN Amro Leasetops Certificates Trust, (LOC: ABN Amro Bank, NV), 1.67%, VRDN 144A	7,487,309	7,487,309
Chicago, IL GO, ABN Amro Munitops Master Trust, Ser. 1997-1, (LOC: LaSalle Natl.Bank), 1.67%, VRDN 144A	14,790,038	14,790,038
Georgia Local Govt. COP, Ser. 324, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 1.55%, VRDN	12,670,000	12,670,000
IBM Tax Exempt Grantor Trust, PFOTER, (Liq.: Merrill Lynch & Co.), 1.60%, VRDN	15,076,130	15,076,130
Pitney Bowes Credit Corp., Ser. 1998-2, 2.50%, 10/9/2002 144A	9,437,021	9,437,021
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank), 1.75%, VRDN	8,000,000	8,000,000
67,460,498
Manufacturing - 26.8%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus Bank & Trust Co.), 1.75%, VRDN	2,935,000	2,935,000
Albuquerque, NM IDA RB, General Technology Corp. Proj., 1.55%, VRDN	3,865,000	3,865,000
Anderson, IN Ltd. Obl. RB, 1.65%, VRDN	400,000	400,000
Belleville, IL IDRB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 3.35%, VRDN	1,800,000	1,800,000
Bexar Cnty., TX Indl. Dev. Corp. RB, Coilplus-Texas, Inc. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.35%, VRDN	2,000,000	2,000,000
Birmingham, AL IDB RB, Diamond Displays Proj., (LOC: Regions Bank), 1.60%, VRDN	2,300,000	2,300,000
Boone Cnty., KY Indl. Bldg. RB, Lyons Magnus East Proj., Ser. B, (LOC: Bank of America), 1.70%, VRDN	1,100,000	1,100,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank), 1.75%, VRDN	$1,400,000	$ 1,400,000
Cherokee Cnty., GA EDA IDRB, Piolax Corp. Proj., (LOC: Indl. Bank of Japan, Ltd.), 3.60%, VRDN	1,000,000	1,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle Natl. Bank), 1.62%, VRDN	2,065,000	2,065,000
Clark Cnty., NV IDRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.65%, VRDN	12,495,000	12,495,000
Cocke Cnty., TN IDA RB, GLI, Inc. Proj., (Gtd. by GLI, Inc.), 3.04%, VRDN	3,310,000	3,310,000
Colorado Hsg. & Fin. Auth. EDRB, Super Vacuum Manufacturing Co. Proj. A, Ser. A, 1.80%, VRDN	1,875,000	1,875,000
Delaware EDA RB, Arlon, Inc. Proj., Ser. 1989, (LOC: Bank of America), 1.65%, VRDN	3,000,000	3,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., (LOC: U.S. Bank), 1.65%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus Bank & Trust Co.), 1.65%, VRDN	9,215,000	9,215,000
Elkhart Cnty., IN EDRB, Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank), 1.80%, VRDN	3,075,000	3,075,000
Eutaw, AL IDB RB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank), 1.70%, VRDN	7,660,000	7,660,000
Fayette Cnty., GA IDRB, Shinsei Corp. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.35%, VRDN	7,000,000	7,000,000
Fenton, MO IDA RB, Clayton Corp. Proj., (LOC: Commerce Bank), 1.46%, VRDN	1,050,000	1,050,000
Florence, AL IDRB, Die Tech Inc., Proj., (LOC: SouthTrust Bank), 1.61%, VRDN	1,115,000	1,115,000
Greenwood, IN EDA RB, Hutchinson-Hayes Separators Proj., (LOC: Citibank), 1.75%, VRDN	1,500,000	1,500,000
Guntersville, AL IDRB, KSG Realty, Inc., Proj., (LOC: Natl. Bank of Canada), 1.61%, VRDN	800,000	800,000
Gwinnett, Cnty., GA IDRB, Variable Color Image, Inc. Proj., (LOC: SouthTrust Bank), 1.51%, VRDN	3,780,000	3,780,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank), 1.70%, VRDN	1,660,000	1,660,000
Haleyville AL IDRB, Door Components, LLC Proj., 1.65%, VRDN	2,250,000	2,250,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America), 1.55%, VRDN	3,000,000	3,000,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.51%, VRDN	5,000,000	5,000,000
Zeon Chemical Proj., (LOC: Indl. Bank of Japan, Ltd.), 4.65%, VRDN	8,000,000	8,000,000
Henrico Cnty., VA IDA RB, San-J Intl. Proj., (LOC: Firstar Bank), 1.40%, VRDN	1,000,000	1,000,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Comml.Bank), 1.65%, VRDN	1,416,000	1,416,000
Houston Cnty., GA IDRB, Diversified Machining Svcs. Co., (LOC: Columbus Bank & Trust Co.), 1.65%, VRDN	3,580,000	3,580,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank), 1.60%, VRDN	2,060,000	2,060,000
Hull, WI IDRB, 1.56%, VRDN	2,000,000	2,000,000
Huntsville, AL IDB RB, Wright-X Technologym, Inc. Proj., (LOC: Natl. City Bank), 1.55%, VRDN	1,945,000	1,945,000
Illinois Dev. Fin. Auth. PCRB, Diamond Star Motor, (LOC: Bank of Tokyo), 1.95%, VRDN	5,000,000	5,000,000
Illinois EDRB, MTI Corp. Proj., (LOC: Indl. Bank of Japan, Ltd.), 3.95%, VRDN	3,500,000	3,500,000
Illinois IDRB, Blue Ridge Farms Proj., (LOC: HSBC Hldgs. PLC), 1.60%, VRDN	4,260,000	4,260,000
Indiana Dev. Fin. Auth. IDRB, 1.45%, 2/7/2002	1,775,000	1,775,000
Iowa Fin. Auth. IDRB, Inerwest Proj., 1.70%, VRDN	5,000,000	5,000,000
Jasper Cnty., MO IDA RB, 1.50%, VRDN	2,300,000	2,300,000
Kanawha, Cnty., WV CDA RB, McJunkin Corp. Proj., Ser. 1991, (LOC: Bank of America), 1.90%, VRDN	635,000	635,000
Kansas City, MO IDA RB, Castle & Co. Proj., 2.85%, VRDN	973,000	973,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., 1.51%, VRDN	980,000	980,000
Knox Cnty., TN IDRB, 1.45%, VRDN	6,500,000	6,500,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Koch Floating Rate Trust:
1.65%, VRDN	$83,785,590	$83,785,590
PFOTER, 1.65%, VRDN	31,870,000	31,870,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank), 1.70%, VRDN	2,100,000	2,100,000
Lincoln Cnty., NC Indl. Facs. RB, Indl. Dev. Kawai Project, 3.25%, VRDN	1,500,000	1,500,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell Intl., Inc. Proj., 1.60%, VRDN	4,000,000	4,000,000
Louisiana Pub. Facs. Auth. RB, Blood Ctr. Proj., 1.95%, VRDN	4,105,000	4,105,000
Lowndes Cnty., GA Dev. Auth. RB, Independent Scholarship Proj., 1.53%, VRDN	8,000,000	8,000,000
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: Natl. City Bank), 1.70%, VRDN	3,830,000	3,830,000
Maine Fin. Auth. RB, 1.45%, VRDN	2,640,000	2,640,000
Manitowoc Cnty., WI GO, Lake Michigan Private Indiana Proj., 1.50%, VRDN	3,090,000	3,090,000
Manitowoc, WI IDRB, Etrutech Plastics, Inc. Proj., (LOC: Associated Bank), 1.80%, VRDN	3,480,000	3,480,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank), 1.70%, VRDN	2,450,000	2,450,000
Maricopa Cnty., AZ IDA RB:
PFOTER, 1.65%, VRDN	4,690,000	4,690,000
Young Elec. Sign Co. Proj., 1.60%, VRDN	3,300,000	3,300,000
MBIA Capital Corp. Grantor Trust Lease, PFOTER, 1.55%, VRDN	21,445,000	21,445,000
Memphis, TN City Fin. Corp. RB, 1.75%, VRDN	17,170,000	17,170,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., (LOC: Sumitomo Bank, Ltd.), 3.85%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 1.46%, VRDN	6,000,000	6,000,000
Minnesota Agriculture & EDRB, Como Partnership, Ser. 1996, (LOC: First Bank Natl. Assn.), 1.70%, VRDN	2,115,000	2,115,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (LOC: Societe Generale Bank, SA), 1.66%, VRDN	3,845,000	3,845,000
Mobile Cnty., AL IDRB, Sherman Intl. Corp., Ser. 1994-A, (LOC: Columbus Bank & Trust Co.), 1.75%, VRDN	1,650,000	1,650,000
Morristown, TN IDB RB, J.W. Allen & Co. Proj., (LOC: Harris Trust & Savings Bank), 1.60%, VRDN	2,400,000	2,400,000
Nashville & Davidson Cnty. (Metro. Govt. of), TN IDRB, Wellington IV Assn. Proj., (LOC: U.S. Bank), 1.70%, VRDN	700,000	700,000
New Castle Cnty., DE EDRB, Toys 'R Us, Inc. Proj., (LOC: Deutsche Bank, AG), 1.50%, VRDN	2,480,000	2,480,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Citizen’s Bank), 1.55%, VRDN	3,100,000	3,100,000
New Lisbon, WI IDRB, Leer LP Proj., 1.70%, VRDN	2,700,000	2,700,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., 1.60%, VRDN	3,000,000	3,000,000
Ogden City, UT Enterprise Community IDRB, Oneal Metals, Inc. Proj., 1.55%, VRDN	2,000,000	2,000,000
Ohio IDRB, Castle & Co. Proj., 2.85%, VRDN	590,000	590,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank), 1.56%, VRDN	3,300,000	3,300,000
Onslow Cnty., NC Indl. Facs. PCRB, 1.55%, VRDN	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America), 1.65%, VRDN	2,100,000	2,100,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank), 1.65%, VRDN	2,695,000	2,695,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., 1.55%, VRDN	2,365,000	2,365,000
Peoria, IL IDRB, PMP Fermentation Products, Inc., (LOC: Sanwa Bank, Ltd.), 3.35%, VRDN	1,000,000	1,000,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, (LOC: Bank of California, N.A.), 3.35%, VRDN	5,600,000	5,600,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., 1.70%, VRDN	5,000,000	5,000,000
Plymouth, WI IDRB, 1.80%, VRDN	1,540,000	1,540,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Manufacturing - continued
Polk Cnty., GA IDRB, Kimoto Tech, Inc. Proj., Ser. 1985, (LOC: Indl. Bank of Japan, Ltd.), 3.35%, VRDN	$6,000,000	$6,000,000
Port Moses Lake, WA Pub. Corp. RB, Union Carbide Proj.:
Ser. A, 1.80%, VRDN	7,300,000	7,300,000
Ser. B, 1.85%, VRDN	5,100,000	5,100,000
Portland, ME Obl. Secs. RB, Barber Foods Proj., 1.60%, VRDN	2,500,000	2,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., 1.70%, VRDN	1,700,000	1,700,000
Rosemont, IL IDRB, Castle & Co. Proj., 2.85%, VRDN	187,500	187,500
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., 1.56%, VRDN	2,000,000	2,000,000
Smyth Cnty., VA IDA RB, Summit Products Proj., (LOC: Fifth Third Bank), 1.50%, VRDN	1,900,000	1,900,000
South Carolina Jobs EDA RB:
1.55%, VRDN	2,500,000	2,500,000
1.60%, VRDN	49,995,000	49,995,000
Lorraine Linens Proj., (LOC: SouthTrust Bank), 1.51%, VRDN	2,600,000	2,600,000
Matt Stone of SC, Inc. Proj., (LOC: Bank of America), 1.55%, VRDN	5,400,000	5,400,000
PFOTER, (Liq.: Merrill Lynch & Co.), 1.60%, VRDN	29,295,000	29,295,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 1.46%, VRDN	2,700,000	2,700,000
South Carolina Trans. RB, 1.55%, VRDN	850,000	850,000
South Dakota Economic Dev. Fin. Auth. IDRB, Lomar Dev. Co. Proj., (LOC: U.S. Bank), 1.70%, 2/7/2002	2,700,000	2,700,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank), 1.56%, VRDN	1,900,000	1,900,000
St. Charles Cnty., MO IDRB, 1.56%, VRDN	2,850,000	2,850,000
Summit Cnty., UT IDRB, Hornes’ Kimball Proj., Ser. 1985, (LOC: U.S. Bank), 1.85%, VRDN	1,800,000	1,800,000
Sweetwater Cnty., WY Env. RB, Sinking Fund Phosphates, Ltd. Co. Proj., 1.65%, VRDN	21,500,000	21,500,000
Taylor Ryan, AL Impt. Dist. RB, 1.40%, VRDN	10,465,000	10,465,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank), 1.65%, VRDN	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Synchronous Indl. Svcs. Proj., (LOC: SouthTrust Bank), 1.51%, VRDN	1,450,000	1,450,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (LOC: Sumitomo Bank, Ltd.), 3.60%, VRDN	4,500,000	4,500,000
Union Gap, WA Pub. Corp. IDRB, Weyerhauser Co. Proj., (Gtd. by Weyerhauser Co.), 3.35%, VRDN	1,600,000	1,600,000
Vanderburgh Cnty., IN Indl. EDRB, Pyrotek, Inc. Proj., 1.60%, VRDN	3,000,000	3,000,000
Wabash, IN EDRB, Martin Yale Inds. Proj., 1.70%, VRDN	2,700,000	2,700,000
Washington Economic Dev. Fin. Auth. RB, Fletcher Proj., 1.70%, VRDN	2,665,000	2,665,000
Washington EDA Fin. RB, Smith Bros. Farms, Inc., 1.65%, VRDN	3,300,000	3,300,000
Waterloo, IA IDRB, Oneal Metals, Inc. Proj., 1.55%, VRDN	2,500,000	2,500,000
Webb, AL Indl. Dev. Board IDRB, Qualico Steel Proj., 1.51%, VRDN	3,500,000	3,500,000
West Des Moines, IA IDRB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.70%, VRDN	3,280,000	3,280,000
West Side Calhoun Cnty., TX Navigation, Refunding Union Carbide Corp. Proj., 1.85%, VRDN	23,000,000	23,000,000
West Virginia EDA IDRB, Coastal Lumber Products Proj.:
Ser. A, (LOC: Crestar Bank), 1.70%, VRDN	2,390,000	2,390,000
Ser. B, (LOC: Crestar Bank), 1.70%, VRDN	1,690,000	1,690,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., 1.80%, VRDN	5,780,000	5,780,000
626,807,090
Miscellaneous Revenue - 8.8%
Clipper Tax Exempt Trust COP, Ser. 1999-2, (LOC: State Street Bank), 1.65%, VRDN	67,978,219	67,978,219
Greystone, DE Muni. Lease Certificate Trust, 1.43%, VRDN	1,790,000	1,790,000
Massachusetts Indl. Fin. Auth., IDRB, Portland Causeway Realty Trust Co., Ser. 1988, (LOC: Citibank), 2.00%, VRDN	700,000	700,000
Merrill Lynch, Inc., PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FHA), 1.65%, VRDN	9,620,000	9,620,000
Municipal Securities Trust Certificates:
1.54%, VRDN 144A	10,010,000	10,010,000
Ser 1999-69B, 1.65%, VRDN 144A	2,980,000	2,980,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Miscellaneous Revenue - continued
PFOTER:
1.65%, VRDN	$90,080,000	$90,080,000
Ser. B, 1.65%, VRDN	20,785,000	20,785,000
Pitney Bowes Credit Corp. Leasetops Trust, 2.50%, 2/5/2002 144A	1,896,147	1,896,147
205,839,366
Port Authority - 1.6%
Massachusetts Port Auth. RB, 1.65%, 2/1/2002	15,500,000	15,500,000
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth Bank & Insd. by AMBAC), 1.51%, VRDN	7,500,000	7,500,000
Port Auth. NY & NJ, Ser. CR IL, 1.85%, VRDN	14,200,000	14,200,000
37,200,000
Power - 0.1%
Magnolia, AR IDRB, American Fuel Cell Proj., (LOC: Credit Commerce de France), 1.85%, VRDN	2,655,000	2,655,000
Resource Recovery - 2.2%
Brazos River Harbor Navigation Dist. RB, BASF Corp. Proj., (Gtd. by BASF Corp.), 1.70%, VRDN	2,000,000	2,000,000
Delaware EDA IDRB, Delaware Clean Pwr. Proj., Ser. C, 1.53%, VRDN	11,500,000	11,500,000
Peoria, IL Solid Wst. Disp. RB, PMP Fermentation Products, Inc., Ser. 1996, (LOC: Sanwa Bank, Ltd.), 3.35%, VRDN	6,500,000	6,500,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (LOC: Bank of Tokyo-Mitsubishi, Ltd.), 3.60%, VRDN	5,000,000	5,000,000
St. Charles Parish, LA PCRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.60%, VRDN	10,220,000	10,220,000
Traill Cnty., ND Solid Wst. Disp. RB, American Crystal Sugar Co. Proj., Ser. A, (LOC: Norwest Bank), 1.70%, VRDN	16,000,000	16,000,000
51,220,000
Solid Waste - 0.1%
Gulf Coast, TX Wst. Disp. Auth., Republic Wst. Svcs. Proj., (LOC: Bank of America), 1.55%, VRDN	3,500,000	3,500,000
Special Tax - 2.4%
Birmingham, AL Tax Increment RB, 1.41%, VRDN	6,500,000	6,500,000
Chicago, IL Sales Tax RB, Master Lease Program, (Liq.: Citibank & Insd. by FGIC), 1.60%, VRDN 144A	3,490,000	3,490,000
Park Creek Metrop. Dist. Comp. Tax RB, Ser. C, 1.70%, VRDN	47,000,000	47,000,000
56,990,000
Tobacco Revenue - 0.2%
South Carolina Tobacco Settlement RB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.70%, VRDN 144A	4,995,000	4,995,000
Transportation - 1.3%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Bank & Gtd. by U.S. Treasury), 1.60%, VRDN	18,845,000	18,845,000
Regl. Transport Auth. IL MTC, 1.55%, VRDN	10,725,000	10,725,000
29,570,000
Utility - 3.9%
Brazos River Auth., TX PCRB, Texas Util. Elec. Co., Ser. 2000-518, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.60%, VRDN 144A	17,000,000	17,000,000
California Infrastructure & Economic Dev. RB, Independent Sys. Operating Corp. Proj., Ser. C, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by MBIA), 2.10%, VRDN	9,600,000	9,600,000
Carlton, WI PCRB, Pwr. & Light Proj., 1.55%, VRDN	4,500,000	4,500,000

EVERGREEN
Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Utility - continued
Carroll Cnty., KY Collateralized Solid Wst. Disp. Facs. RB, Kentucky Utils. Co., Ser. A, 1.65%, 2/1/2002	$11,200,000	$11,200,000
Chula Vista, CA IDRB, 1.90%, VRDN	9,000,000	9,000,000
San Diego, CA IDRB, Ser. 1995B, 1.55%, 2/13/2002	9,300,000	9,300,000
San Diego Gas & Elec. Co. Proj., (Gtd. by San Diego Gas & Elec. Co.), 1.65%, 2/1/2002	4,100,000	4,100,000
Sweetwater Cnty., WY Env., Adjusted Pacificorp Proj., Ser. 1995, 2.35%, VRDN	800,000	800,000
Sweetwater Cnty., WY PCRB, Ser A, 1.60%, VRDN	24,800,000	24,800,000
90,300,000
Water & Sewer - 0.2%
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank of America), 1.55%, VRDN	4,000,000	4,000,000
Honolulu, HI Wst. Wtr. Sys. RB, Ser. 330, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FGIC), 1.55%, VRDN	1,280,000	1,280,000
5,280,000
Total Municipal Obligations		2,302,298,805

	Shares

MUTUAL FUND SHARES - 1.4%
Federated Municipal Obligations Fund	5,000,000	5,000,000
Federated Tax Free Obligations Fund	19,000,000	19,000,000
Provident Institutional Municipal Money Market Fund	8,000,000	8,000,000
Total Mutual Fund Shares		32,000,000
Total Investments - (cost $2,334,298,805) - 99.9%		2,334,298,805
Other Assets and Liabilities - 0.1%		3,148,103
Net Assets - 100.0%		$2,337,446,908

See Combined Notes to Schedules of Investments.

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.2%
Community Development District - 3.1%
New Jersey EDA RB, East Meadow Corp. Proj.:
Ser. 1986A, (LOC: Sanwa Bank, Ltd.), 3.60%, VRDN	$1,675,000	$1,675,000
Ser. 1986B, (LOC: Sanwa Bank, Ltd.), 3.60%, VRDN	3,870,000	3,870,000
5,545,000
Continuing Care Retirement Community - 9.9%
New Jersey EDA RB:
Assisted Living PFOTER, (Liq.: Merrill Lynch & Co.), 1.65%, VRDN	14,190,000	14,190,000
RFC Container, Inc., (LOC: PNC Bank, NA), 1.45%, VRDN	3,500,000	3,500,000
17,690,000
Education - 5.1%
New Jersey Edl. Facs. Auth., 1.23%, VRDN	9,200,000	9,200,000
General Obligation - Local - 4.2%
East Orange, NJ TAN GO, Ser. A, 4.25%, 8/12/2002	2,500,000	2,505,749
Morristown, NJ BAN GO, 3.50%, 4/25/2002	5,000,000	5,003,295
7,509,044
General Obligation - State - 18.8%
New Jersey Environmental Infrastructure, (LOC: JP MorganChase, NA), 1.40%, VRDN	9,135,000	9,135,000
New Jersey GO:
MSTR, Ser. 1995-CB1, (LOC: JP MorganChase, NA), 1.40%, VRDN	5,600,000	5,600,000
MTC, 1.35%, VRDN	18,850,000	18,850,000
33,585,000
Hospital - 2.6%
New Jersey Hlth. Care Facs. Fin. Auth. RB, PFOTER:
(Liq.: Merrill Lynch & Co.), 1.23%, VRDN	1,400,000	1,400,000
1.26%, VRDN	3,200,000	3,200,000
4,600,000
Housing - 6.6%
Class B RB Anticipation Certificates, (Liq.: American International Group), 1.76%, VRDN	5,600,000	5,600,000
Mercer Cnty., NJ MHRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.65%, VRDN	6,230,000	6,230,000
11,830,000
Manufacturing - 7.1%
New Jersey EDA RB:
Hoben Investor’s Proj., (LOC: Valley National Bank, NA), 1.41%, VRDN	1,860,000	1,860,000
Omni Banking Corp. Proj., 1.45%, VRDN	6,000,000	6,000,000
Superior Bakers, Ser. A, (LOC: PNC Bank, NA), 1.45%, VRDN	2,435,000	2,435,000
Vance Cnty., NC Indl. Facs. PCRB, Custom Molders Proj., (LOC: Bank of America), 1.55%, VRDN	2,450,000	2,450,000
12,745,000
Port Authority - 5.5%
Port Auth. of NY & NJ Spl. Obl. RB, Ser. CR-4L, 1.85%, VRDN	9,800,000	9,800,000
Public Facilities - 1.5%
Essex Cnty., NJ Impt. Auth. Lease RB, Floating Rate Trust Certificates, Ser. 432, (Liq.: Morgan Stanley Dean Witter, Inc.), 1.30%, VRDN	2,695,000	2,695,000
Resource Recovery - 2.8%
New Jersey EDA RB, Stamato Realty, (LOC: Valley National Bank), 1.30%, VRDN	4,945,000	4,945,000

EVERGREEN
New Jersey Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Transportation - 23.5%
Clipper Tax Exempt COP, 1.40%, VRDN	$7,500,000	$7,500,000
New Jersey Trans. Trust Fund Auth. RB, MTC, Ser. 1, (Liq.: Commerzbank AG), 1.35%, VRDN	12,745,000	12,745,000
New Jersey Transit Corp. RB:
Ser. 15, (Liq.: Salomon Smith Barney & Insd. by AMBAC), 1.45%, VRDN	2,000,000	2,000,000
Ser. 16, (Liq.: Salomon Smith Barney & Insd. by AMBAC), 1.40%, VRDN	8,250,000	8,250,000
New Jersey Transportation Auth., PFOTER:
(Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.25%, VRDN	1,800,000	1,800,000
(Liq.: Merrill Lynch & Co.), 1.25%, VRDN	3,995,000	3,995,000
New Jersey Turnpike Auth. RB, PFOTER:
(Merrill Lynch & Co. & Insd. by AMBAC), 1.25%, VRDN	3,825,000	3,825,000
(Liq.: Merrill Lynch & Co.), 1.25%, VRDN	1,910,000	1,910,000
42,025,000
Utility - 8.5%
Appling Cnty., GA Dev. Auth. PCRB, Power-Hatch Plant Proj., 1.55%, VRDN	800,000	800,000
Carroll Cnty., KY Collateralized Solid Wst. Disp. Facs. RB, Kentucky Utils. Co. Proj., Ser. A, 1.65%, VRDN	2,100,000	2,100,000
Chula Vista, CA Indl. Dev. RB, San Diego Gas & Elec., Ser. B, 1.90%, VRDN	3,200,000	3,200,000
Illinois Dev. Fin. Auth., Citizen Communication, (LOC: State Street Bank), 2.80%, VRDN	400,000	400,000
Maricopa Cnty., AZ IDA Ser. 1988, American Wtr. Works, 2.90%, VRDN	1,200,000	1,200,000
New Jersey EDA RB, Natural Gas Facs., 1.20%, VRDN	900,000	900,000
Passaic Cnty., NJ Utils. Auth. Solid Wst. Disposal RRB, Ser. A, 4.00%, 3/1/2002	6,620,000	6,620,488
15,220,488
Total Investments - (cost $177,389,532) - 99.2%		177,389,532
Other Assets and Liabilities - 0.8%		1,439,548
Net Assets - 100.0%		$178,829,080

See Combined Notes to Schedules of Investments.

EVERGREEN
New York Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.7%
Capital Improvements - 6.3%
New York, NY Transitional Fin. Auth. RB:
1.48%, VRDN	$5,167,500	$5,167,500
(Liq.: Morgan Stanley Dean Witter, & Insd. by FGIC), 1.48%, VRDN	2,495,000	2,495,000
7,662,500
Community Development District - 1.8%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Ctr. Proj., 1.45%, VRDN	2,200,000	2,200,000
Education - 4.4%
New York Dorm. Auth. RB, City Univ. Proj.:
(SPA: Commerzbank AG & Insd. by FGIC), 1.45%, VRDN	1,000,000	1,000,000
(Liq.: Morgan Stanley Dean Witter, & Insd. by MBIA), 1.48%, VRDN	4,382,500	4,382,500
5,382,500
General Obligation - Local - 1.5%
New York, NY GO, 1.23%, VRDN	1,800,000	1,800,000
Hospital - 6.3%
Herkimer Cnty., NY IDA RB, Templeton Foundation Proj., 1.45%, VRDN	850,000	850,000
Otsego Cnty., NY IDA RB, Templeton Foundation Proj., 1.45%, VRDN	4,220,000	4,220,000
PFOTER, 1.26%, VRDN	660,000	660,000
Tompkins Cnty., NY IDA, 1.22%, VRDN	1,900,000	1,900,000
7,630,000
Housing - 11.5%
Class B RB Certificate Trust, CA, 1.76%, VRDN	5,500,000	5,500,000
King Cnty., WA HFA RB, Auburn Court Apts. Proj., 1.60%, VRDN	1,575,000	1,575,000
New York, HFA RB:
1.30%, VRDN	5,000,000	5,000,000
1.35%, VRDN	2,000,000	2,000,000
14,075,000
Manufacturing - 21.1%
Colonie, NY IDA RB, ALTX, Inc. Proj., 1.60%, VRDN	2,890,000	2,890,000
Douglas Cnty., GA IDA RB, 1.75%, VRDN	1,810,000	1,810,000
Erie Cnty., NY IDA RB, MMARS Third Program - Gemcor Proj., 1.40%, VRDN	1,870,000	1,870,000
Lancaster, NY IDA RB, Good Earth Organics Corp., Proj., 1.45%, VRDN	3,915,000	3,915,000
New York, NY IDA RB, 1.48%, VRDN	2,100,000	2,100,000
Ogden City, UT IDRB, 1.55%, VRDN	1,000,000	1,000,000
Oswego Cnty., NY IDA RB, Crysteel Manufacturing, Inc. Proj., 1.60%, VRDN	5,715,000	5,715,000
Puerto Rico, PCRB, Union Carbide Corp., Proj., 4.35%, 3/15/2002	2,000,000	2,005,370
Rockland Cnty., NY IDA RB, MIC Technology, 1.60%, VRDN	1,000,000	1,000,000
Ulster Cnty., NY IDA RB, Sunwize Technology, Inc.:
1.45%, VRDN	1,980,000	1,980,000
Ser. A, 1.60%, VRDN	1,500,000	1,500,000
25,785,370
Miscellaneous Revenue - 4.1%
Eagle Tax Exempt Trust, 1.23%, VRDN	5,000,000	5,000,000
Port Authority - 1.0%
Valdez, AK RB, Phillips Proj., 2.90%, 1/1/2003	1,200,000	1,200,000
Resource Recovery - 3.2%
Dutchess Cnty., NY RB, 7.00%, 1/1/2003	1,805,000	1,910,846
Suffolk Cnty., NY IDA Solid Wst. Disposal Facs. ROC, (Liq.: Salomon Smith Barney & Insd. by AMBAC), 1.50%, VRDN	2,000,000	2,000,000
3,910,846

EVERGREEN
New York Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Tobacco Revenue - 9.8%
New York, NY Tobacco Trust RB, 1.55%, VRDN	$11,900,000	$11,900,000
Transportation - 13.9%
New York Thruway Auth. RB:
1.28%, VRDN	4,995,000	4,995,000
1.35%, VRDN	2,700,000	2,700,000
(LOC: Societe Generale), 1.48%, VRDN	8,492,500	8,492,500
1.60%, 2/1/2002	800,000	800,000
16,987,500
Utility - 8.4%
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Util. Co., Ser. A, 1.65%, 2/1/2002	3,600,000	3,600,000
Chula Vista, CA Indl. Dev. RB, 1.90%, VRDN	1,000,000	1,000,000
Maricopa Cnty., IDA RB, 2.90%, 2/1/2002	1,200,000	1,200,000
New York City, NY IDA RB:
1.45%, VRDN	1,000,000	1,000,000
MSMC Realty Corp., Proj., 1.30%, VRDN	1,000,000	1,000,000
Otero Cnty., CO IDA RB, 2.75%, 2/1/2002	400,000	400,000
Sweetwater Cnty., WY RB, 2.35%, VRDN	2,100,000	2,100,000
10,300,000
Water & Sewer - 6.4%
Lane Cnty., OR RB, Weyerhaeuser Co., Proj., 3.35%, VRDN	1,200,000	1,200,000
New York City, NY Wtr. Fin. Auth. RB, (Liq.: Morgan Stanley Dean Witter, & Insd. by MBIA), 1.48%, VRDN	6,560,000	6,560,000
7,760,000
Total Investments - (cost $121,593,716) - 99.7%		121,593,716
Other Assets and Liabilities - 0.3%		408,541
Net Assets - 100.0%		$122,002,257

See Combined Notes to Schedules of Investments.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - 99.7%
Airport - 5.6%
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P1, (Liq.: Bank of America & Insd. by FGIC), 1.50%, VRDN	$7,000,000	$7,000,000
Philadelphia, PA Arpt. RB, (SPA: Societe Generale & Insd. by FGIC), 1.55%, VRDN	7,600,000	7,600,000
14,600,000
Community Development District - 3.8%
Allegheny Cnty., PA IDA RB, Mine Safety Appliances Co., Ser. 1991, (LOC: Chase Manhattan Bank), 1.55%, VRDN	1,000,000	1,000,000
Bucks Cnty., PA IDA RB, Tru Realty Corp., (LOC: Barclays Bank Plc), 1.40%, VRDN	4,700,000	4,700,000
Pennsylvania Economic Dev. Fin. Auth. RB:
Ser. A3, (LOC: PNC Bank), 1.55%, VRDN	900,000	900,000
Donald Bernstein Proj., Ser. C5, (LOC: PNC Bank), 1.55%, VRDN	3,500,000	3,500,000
10,100,000
Education - 5.0%
Erie Cnty., PA Higher Ed. Bldg. Auth. RB, Gannon Univ. Proj., (LOC: PNC Bank), 1.70%, VRDN	2,000,000	2,000,000
Pennsylvania Higher Edl. Facs. Auth. RB:
Lycoming College, Ser. B5, (LOC: PNC Bank), 2.20%, VRDN	1,350,000	1,350,000
Mercyhurst College, (LOC: PNC Bank), 2.20%, VRDN	2,200,000	2,200,000
Philadelphia, PA IDA RB, Friends Select Sch. Proj., (LOC: PNC Bank), 1.55%, VRDN	3,500,000	3,500,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, (Insd. by MBIA), 1.55%, VRDN	4,170,000	4,170,000
13,220,000
General Obligation - Local - 2.4%
Delaware Valley, PA Regl. Fin. GO, Ser. A, (Insd. by AMBAC), 1.45%, VRDN	2,300,000	2,300,000
Port of Allegheny, PA GO, ABN Amro Munitops Cert. Trust, (SPA: ABN Amro Bank & Insd. by MBIA), 1.43%, VRDN	4,000,000	4,000,000
6,300,000
General Obligation - State - 3.5%
Pennsylvania MSTR GO:
(LOC: Chase Manhattan Bank), 1.40%, VRDN	6,245,000	6,245,000
(Liq.: Bank of America), 1.43%, VRDN	3,000,000	3,000,000
9,245,000
Hospital - 17.1%
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., (LOC: PNC Bank), 1.45%, VRDN	1,560,000	1,560,000
Benzinger Township, PA Hosp. Auth. RB, Elk Regl. Hlth. Sys., (LOC: PNC Bank), 1.45%, VRDN	1,500,000	1,500,000
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, (LOC: AllFirst Bank), 1.40%, VRDN	8,000,000	8,000,000
Montgomery Cnty., PA Higher Ed. & Hlth. Auth. RB, Philadelphia Geriatric Proj., Ser. B, (LOC: Allied Irish Bank Plc), 1.40%, VRDN	3,750,000	3,750,000
Montgomery Cnty., PA Hlth. & Hsg. RB, Philadelphia Geriatic Nursing, (LOC: Allied Irish Bank Plc), 1.40%, VRDN	3,205,000	3,205,000
Pennsylvania Economic Dev. Fin. Auth. Exempt Facs. RB, Merck & Co., Inc. West Point Proj., 1.40%, VRDN	4,000,000	4,000,000
South Central, PA General Auth. RB, York Cnty. Cerebral Palsy Home, (LOC: Summit Bank), 1.45%, VRDN	6,055,000	6,055,000
South Fork, PA Muni. Auth. Hosp. RB, Lee Hosp. Proj., (LOC: PNC Bank), 1.43%, VRDN	1,500,000	1,500,000
Union Cnty., PA Hosp. Auth. RB, Evangelical Community Hosp., Ser. B, (LOC: Fulton Bank), 1.45%, VRDN	15,400,000	15,400,000
44,970,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Housing - 9.6%
Class B Cert. Trust RB, Ser. 2001-1, (Gtd. by American International Group), 1.76%, VRDN	$2,648,000	$2,648,000
Pennsylvania HFA RB:
Eagle Trust Certificate, (Liq.: Citibank & Insd. by FSA), 1.45%, VRDN	9,105,000	9,105,000
PFOTER, (Liq.: Merrill Lynch & Co.), 1.44%, VRDN	3,000,000	3,000,000
Philadelphia, PA Redev. Auth. MHRB, PFOTER, (Liq.: Merrill Lynch & Co.), 1.65%, VRDN	10,490,000	10,490,000
25,243,000
Industrial Development Revenue - 32.8%
Allegheny Cnty., PA IDA RB, Allegheny Ludlum Corp. Proj., (Gtd. by Allegheny Technologies), 2.25%, VRDN	7,500,000	7,500,000
Beaver Cnty., PA IDA RB, Warehouse Real Estate, Ser. A, (LOC: PNC Bank), 1.55%, VRDN	1,040,000	1,040,000
Butler Cnty., PA IDA RB, Mine Safety Appliances Co.:
Ser. 1991-A, (LOC: Chase Manhattan Bank), 1.55%, VRDN	1,000,000	1,000,000
Ser. 1992-A, (LOC: Chase Manhattan Bank), 1.65%, VRDN	3,000,000	3,000,000
Ser. 1992-B, (LOC: Chase Manhattan Bank), 1.65%, VRDN	1,000,000	1,000,000
Chester Cnty., IDA IDRB, KAC III Realty Corp. Proj., (LOC: PNC Bank), 1.55%, VRDN	2,900,000	2,900,000
Chula Vista, CA IDRB, San Diego Gas & Electric, (Gtd. by San Diego Gas & Electric), 1.90%, VRDN	9,900,000	9,900,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., (LOC: PNC Bank), 1.65%, VRDN	3,930,000	3,930,000
Elk Cnty., PA Indl. Dev. Auth. RRB, Stackpole Corp. Proj., (Liq.: Fleet National Bank), 2.00%, VRDN	500,000	500,000
Franconia Township, PA IDA RB, Ashers Chocolates Proj., Ser. A, (LOC: Mellon Bank), 1.60%, VRDN	3,000,000	3,000,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., (LOC: PNC Bank), 1.55%, VRDN	2,150,000	2,150,000
Lane Cnty., OR Sewage Disposal RB, Weyerhaeuser Co. Proj., 3.35%, VRDN	2,900,000	2,900,000
Montgomery Cnty., PA IDRB, Spring City LP:
(LOC: Summit Bank), 1.55%, VRDN	3,000,000	3,000,000
(LOC: Summit Bank), 1.76%, VRDN	3,000,000	3,000,000
Pennsylvania Economic Dev. Fin. Auth. RB:
Ser. 2001-B1, (LOC: PNC Bank), 1.55%, VRDN	2,200,000	2,200,000
Ser. 2001-B2, (LOC: PNC Bank), 1.55%, VRDN	1,000,000	1,000,000
Computer Components Proj., Ser. G3, (LOC: PNC Bank), 1.55%, VRDN	1,200,000	1,200,000
Donald Bernstein Proj., Ser. H3, (LOC: PNC Bank), 1.55%, VRDN	1,400,000	1,400,000
EPT Associates Proj., Ser. B5, (LOC: PNC Bank), 1.55%, VRDN	1,200,000	1,200,000
Fansteel, Inc. Proj., Ser. B2, (LOC: PNC Bank), 1.55%, VRDN	1,000,000	1,000,000
First Street Partners Proj., Ser. H4, (LOC: PNC Bank), 1.55%, VRDN	1,600,000	1,600,000
Fitzpatrick Container Corp., Ser. A1, (LOC: PNC Bank), 1.55%, VRDN	3,700,000	3,700,000
Ganflec Corp. Proj., Ser. E, (LOC: PNC Bank), 1.55%, VRDN	1,400,000	1,400,000
Gross-Given Manufacturing Proj., Ser. H5, (LOC: PNC Bank), 1.55%, VRDN	1,400,000	1,400,000
Hamill Manufacturing Co. Proj., Ser. H6, (LOC: PNC Bank), 1.55%, VRDN	1,500,000	1,500,000
Johnston Welding & Fabric, Ser. B1, (LOC: PNC Bank), 1.55% VRDN	1,200,000	1,200,000
Niagara Plastics Co. Proj., Ser. D, (LOC: PNC Bank), 1.55%, VRDN	1,300,000	1,300,000
O’Neill Family LLC, Ser. B8, (LOC: PNC Bank), 1.55%, VRDN	2,800,000	2,800,000
S.J. Bailey & Sons, Inc. Proj., Ser. E, (LOC: PNC Bank), 1.55%, VRDN	1,500,000	1,500,000
Savicor Associates, Ser. H10, (LOC: PNC Bank), 1.55%, VRDN	1,500,000	1,500,000
Philadelphia, PA Auth. IDRB, Inglis House Proj., (SPA: Chase Manhattan Bank), 2.90%, 3/29/2002	5,000,000	5,000,000
Philadelphia, PA IDRB, Allied Corp. Proj.,
(Gtd. by Honeywell International), 2.60%, 11/1/2002	1,490,000	1,490,000
Valdez, AK Marine Terminal RB, Refunding Phillips Proj., (Gtd. by Phillips Pete), 2.90%, 1/1/2003	2,900,000	2,900,000

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments (continued)
January 31, 2002

	Principal Amount	Value

MUNICIPAL OBLIGATIONS - continued
Industrial Development Revenue - continued
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC: Citizen’s Bank), 1.55%, VRDN	$1,240,000	$1,240,000
Westmoreland Cnty., PA Indl. Dev. Auth. RB, White Consolidated Inds., Inc. Proj., (LOC: Bank of Nova Scotia), 2.31%, 6/3/2002	5,000,000	5,000,000
86,350,000
Miscellaneous Revenue - 0.7%
Muni. Securities Pool Trust Receipts RB, (SPA: Societe Generale), 1.65%, 2/7/2002	1,935,000	1,935,000
Port Authority - 0.8%
Pennsylvania EDA RB, Ser. 1998 G10, (LOC: PNC Bank), 1.55%, VRDN	2,000,000	2,000,000
Resource Recovery - 5.9%
Pennsylvania Economic Dev. Fin. Auth. RB, Babcock & Wilcox Co., (LOC: PNC Bank), 1.75%, VRDN	4,700,000	4,700,000
Washington Cnty., PA IDA Solid Wst. Disposal RB, American Iron Oxide Co. Proj., (LOC: Bank of Tokyo), 3.60%, VRDN	10,700,000	10,700,000
15,400,000
Special Tax - 2.7%
Pennsylvania Intergovernmental Spl. Tax RB, Ser. 1999-7, (Liq.: Toronto Dominion & Insd. by FGIC), 1.45%, VRDN	6,975,000	6,975,000
Transportation - 1.9%
Southeastern Pennsylvania Trans. Auth. Spl. RB, Trust Cert., Ser. 506, (Liq.: by Morgan Stanley Dean Witter & Insd. by FGIC), 1.40%, VRDN	5,062,500	5,062,500
Utility - 2.1%
Beaver Cnty., PA RB, Ohio Edison Proj., (Liq.: Citibank & Insd. by AMBAC), 1.45%, VRDN	2,700,000	2,700,000
Harris Cnty., TX Indl. Dev. Corp. Solid Wst. RB, Deer Park Refining Proj., (Gtd. by Deer Park Ltd.), 1.65%, VRDN	900,000	900,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc., (LOC: RaboBank Nederland), 1.60%, VRDN	900,000	900,000
Sweetwater Cnty., WY Env. Impt. RB, PacifiCorp Proj., (Gtd. by PacifiCorp), 2.35%, VRDN	1,100,000	1,100,000
5,600,000
Water & Sewer - 5.8%
Philadelphia, PA Wtr. & Wst. Wtr. RB, Facs. Muni. Trust Cert., Ser. 1999-1, (LOC: Commerzbank AG & Insd. by AMBAC), 1.50%, VRDN	11,345,000	11,345,000
Pittsburgh, PA Wtr. & Swr. Auth. RB:
Ser. 346, (Liq.: Morgan Stanley Dean Witter, Inc. & Insd. by FSA), 1.55%, VRDN	1,607,500	1,607,500
PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 1.45%, VRDN	2,195,000	2,195,000
15,147,500
Total Investments - (cost $262,148,000) - 99.7%		262,148,000
Other Assets and Liabilities - 0.3%		839,102
Net Assets - 100.0%		$262,987,102

See Combined Notes to Schedules of Investments.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS - 23.4%
U.S. Treasury Notes:
5.625%, 11/30/2002	$100,000,000	$102,691,197
5.75%, 11/30/2002	75,000,000	77,158,839
6.00%, 7/31/2002	100,000,000	101,023,693
6.00%, 9/30/2002	25,000,000	25,401,731
6.25%, 8/31/2002	75,000,000	76,169,663
6.25%, 2/15/2003	25,000,000	26,014,954
6.375%, 6/30/2002	100,000,000	101,095,313
6.625%, 5/31/2002	325,000,000	327,649,700
Total U.S. Treasury Obligations		837,205,090
REPURCHASE AGREEMENTS - 76.5%*
Barclays DeZeote Wedd Securities, 1.89%, dated 1/31/2002, maturing 2/1/2002, maturity value $175,009,188, (1)	175,000,000	175,000,000
Bear Stearns Co.:
1.88%, dated 1/31/2002, maturing 2/1/2002, maturity value $50,002,611, (2)	50,000,000	50,000,000
1.91%, dated 1/31/2002, maturing 2/1/2002, maturity value $200,010,611, (3)	200,000,000	200,000,000
Credit Suisse First Boston Corp., Avg. rate of 1.81%, dated 1/28/2002, maturing 2/4/2002, maturity value $135,047,513, (4) **	135,000,000	135,000,000
Deutsche Bank AG:
Avg. rate of 1.82%, dated 1/28/2002, maturing 2/4/2002, maturity value $200,070,667, (5) **	200,000,000	200,000,000
Avg. rate of 1.83%, dated 1/31/2002, maturing 2/4/2002, maturity value $175,035,535, (6) **	175,000,000	175,000,000
Dresdner Bank AG, Avg. rate of 1.80%, dated 1/28/2002, maturing 2/4/2002, maturity value $100,035,000, (7) **	100,000,000	100,000,000
Goldman Sachs Group, Avg. rate of 1.81%, dated 1/31/2002, maturing 2/4/2002, maturity value $175,035,243, (8) **	175,000,000	175,000,000
Greenwich Capital Markets, Avg. rate of 1.83%, dated 1/31/2002, maturing 2/4/2002, maturity value $175,035,632, (9) **	175,000,000	175,000,000
J.P. Morgan Securities, Inc., Avg. rate of 1.82%, dated 1/31/2002, maturing 2/4/2002, maturity value $175,035,389, (10) **	175,000,000	175,000,000
Lehman Brothers, Inc., Avg. rate of 1.80%, dated 1/28/2002, maturing 2/4/2002, maturity value $85,029,821, (11) **	85,000,000	85,000,000
Morgan Stanley & Co., Avg. rate of 1.81%, dated 1/31/2002, maturing 2/4/2002, maturity value $175,035,243, (12) **	175,000,000	175,000,000
Salomon Smith Barney, Inc.:
Avg. rate of 1.81%, dated 1/28/2002, maturing 2/4/2002, maturity value $125,043,924, 0.00% (13) **	125,000,000	125,000,000
Avg. rate of 1.83%, dated 1/28/2002, maturing 2/4/2002, maturity value $400,142,111, (14) **	400,000,000	400,000,000
Societe Generale, 1.87%, dated 1/31/2002, maturing 2/1/2002, maturity value $95,706,928, (15)	95,701,957	95,701,957
UBS Warburg, 1.91%, dated 1/31/2002, maturing 2/1/2002, maturity value $300,015,917, (16)	300,000,000	300,000,000
Total Repurchase Agreements		2,740,701,957
Total Investments - (cost $3,577,907,047) - 99.9%		3,577,907,047
Other Assets and Liabilities - 0.1%		4,948,738
Net Assets - 100.0%		$3,582,855,785

See Combined Notes to Schedules of Investments.

EVERGREEN
Pennsylvania Municipal Money Market Fund
Schedule of Investments
January 31, 2002

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 55.9%
FHLB:
2.25%, 11/27/2002	$32,250,000	$32,250,000
2.35%, 12/20/2002	75,000,000	75,000,000
2.375%, 10/29/2002	19,950,000	19,936,165
2.50%, 2/25/2003	20,000,000	20,000,000
2.56%, 11/5/2002	70,000,000	70,000,000
2.80%, 1/24/2003	50,000,000	50,000,000
3.625%, 10/7/2002	75,000,000	75,000,000
3.79%, 8/9/2002	117,500,000	117,500,000
6.75%, 5/1/2002	150,000,000	150,901,672
6.75%, 8/15/2002	10,000,000	10,159,355
FRN:
1.70%, 2/14/2002	165,000,000	164,950,547
1.71%, 2/14/2002	180,000,000	179,881,319
1.73%, 8/16/2002	160,000,000	160,000,000
1.75%, 2/1/2002	190,000,000	189,966,251
2.07%, 2/5/2002	50,000,000	49,959,947
2.21%, 2/1/2002	100,000,000	100,000,000
FHLMC, MTN:
2.30%, 11/27/2002	70,000,000	70,000,000
2.50%, 12/27/2002	15,705,000	15,705,000
2.71%, 12/20/2002	35,000,000	35,000,000
3.65%, 7/27/2002	45,000,000	45,000,000
3.65%, 9/27/2002	50,000,000	50,000,000
FNMA:
2.51%, 11/1/2002	100,000,000	100,000,000
2.55%, 11/5/2002	50,000,000	50,016,545
FRN:
1.75%, 2/1/2002	75,000,000	75,000,000
2.03%, 2/5/2002	113,975,000	113,975,000
2.23%, 2/1/2002	125,000,000	125,000,000
IBRD, 6.625%, 2/18/2003	23,000,000	24,000,375
SLMA:
MTN, 3.76%, 7/16/2002	50,000,000	50,002,938
MTN, FRN, 2.25%, 2/5/2002	110,000,000	110,000,000
Total U.S. Government & Agency Obligations		2,329,205,114
REPURCHASE AGREEMENTS - 43.7%†
Bear Stearns Co., 1.91%, dated 1/31/2002, maturing 2/01/2002, maturity value $200,010,611, (17)	200,000,000	200,000,000
Salomon Smith Barney, Inc., 1.92%, dated 1/31/2002, maturing 2/01/2002, maturity value $650,034,667, (18)	650,000,000	650,000,000
Societe Generale:
1.85%, dated 1/31/2002, maturing 2/01/2002, maturity value $150,007,708, (19)	150,000,000	150,000,000
1.87%, dated 1/31/2002, maturing 2/01/2002, maturity value $169,943,241, (20)	169,934,414	169,934,414
Warburg Dillon Reed, LLC, 1.91%, dated 1/31/2002, maturing 2/01/2002, maturity value $650,034,486, (21)	650,000,000	650,000,000
Total Repurchase Agreements		1,819,934,414
Total Investments - (cost $4,149,139,528) - 99.6%		4,149,139,528
Other Assets and Liabilities - 0.4%		15,505,572
Net Assets - 100.0%		$4,164,645,100

See Combined Notes to Schedules of Investments.

Combined Notes to Schedules of Investments
January 31, 2002

For the Treasury Money Market Fund:
*	Collateralized by:
(1)	$69,530,000 STRIPS, 01/15/2009 to 8/15/2026; value including accrued interest - $35,664,647. $101,405,000 U.S. Treasury Bond, 9.25%, 02/15/2016; value including accrued interest - $142,836,408.
(2)	$121,845,000 STRIPS, 05/15/2006 to 08/15/2022; value including accrued interest - $50,128,464. $1,000,000 U.S. Treasury Note, 5.625%, 11/30/2002; value including accrued interest - $1,038,961.
(3)	$72,487,726 FMAC, 0.00% to 6.50%, 01/01/2023 to 11/25/2040; value including accrued interest - $72,704,532.
$306,040,962 FNMA, 0.00%, 09/01/2010 to 02/25/2030; value including accrued interest - $306,238,523.
(4)	$101,160,000 U.S. Treasury Bond, 8.50%, 02/15/2020; value including accrued interest - $137,701,546.
(5,6)	$751,360,642 STRIPS, 11/15/2002 to 04/15/2032; value including accrued interest - $382,500,035.
(7)	$96,660,000 U.S. Treasury Note, 4.75%, 02/15/2004; value including accrued interest - $102,000,838.
(8)	$11,183,000 STRIPS, 02/28/2002 to 08/15/2011; value including accrued interest - $5,817,930. $168,549,000 U.S. Treasury Note, 5.00%, 08/15/2011; value including accrued interest - $172,682,657.
(9)	$149,350,000 U.S. Treasury Bond, 10.375%, 11/15/2009; value including accrued interest - $178,502,884.
(10)	$179,872,000 U.S. Treasury Bills, 06/27/2002 to 07/05/2002; value including accrued interest - $179,503,561.
(11)	$311,812,000 STRIPS, 08/15/2015 to 02/15/2027; value including accrued interest - $86,700,382.
(12)	$267,819,000 STRIPS, 08/15/2002 to 08/15/2025; value including accrued interest - $179,375,585.
(13)	$46,020,000 U.S. Treasury Note, 4.25%, 11/15/2003; value including accrued interest - $46,496,571.
$65,460,000 U.S. Treasury Bonds, 7.625% & 7.50%, 11/15/2022 to 11/15/2016; value including accrued interest - $81,052,024.
(14)	$1,241,746,894 GNMA, 5.00% to 8.50%, 12/20/2016 to 01/20/2032; value including accrued interest - $408,000,001.
(15)	$95,235,000 U.S. Treasury Notes, 3.875% & 6.50%, 06/30/2003 to 02/28/2002; value including accrued interest - $97,696,434.
(16)	$658,422,672 FMAC, 0.00% to 8.00%, 03/15/2012 to 01/15/2032; value including accrued interest - $659,562,480.
$725,128,229 FNMA, 0.00%, 05/25/2008 to 12/25/2031; value including accrued interest - $725,800,739.
$232,660,296 GNMA, 0.00% to 8.08%, 10/15/2003 to 01/15/2032; value including accrued interest - $233,482,949.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.
For the U.S. Government Money Market Fund:
†	Collateralized by:
(17)	$373,577,782 FNMA, 0.00% to 1.34%, 05/25/2023 to 02/25/2032; value including accrued interest - $95,253,252, $400,212,269 FHLMC, 0.00% to 6.50%, 07/15/2019 to 12/15/2031; value including accrued interest - $108,746,871.
(18)	$1,282,012,707 GNMA, 5.00% to 16.00%, 08/15/2002 to 12/15/2031; value including accrued interest - $663,000,000.
(19)	$75,281,000 U.S. Treasury Notes, 3.00% to 3.875%, 06/30/2003 to 01/31/2004; value including accrued interest - $76,921,268, $77,983,000 U.S. Treasury STRIPS, 0.00%, 02/15/2003; value including accrued interest - $76,232,282.
(20)	$81,952,000 U.S. Treasury Notes, 3.875%, 06/30/2003; value including accrued interest - $83,747,763, $89,779,000 U.S. Treasury Bills, 0.00%, 02/28/2002 to 05/02/2002; value including accrued interest - $89,656,169.
(21)	$159,859,305 GNMA, 1.86% to 4.81%, 01/17/2023 to 11/20/2031; value including accrued interest - $85,793,922, $517,970,114 FHLMC, 0.00% to 7.00%, 01/15/2007 to 01/15/2032; value including accrued interest - $399,385,476, $355,530,000 U.S. Treasury STRIPS, 0.00%, 02/01/2032; value including accrued interest - $109,489,020, $202,961,566 FNMA, 0.00%, 07/25/2008 to 12/25/2031; value including accrued interest - $68,333,020.

Combined Notes to Schedules of Investments (continued)
January 31, 2002

For all Funds:
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations:
AMBAC	American Municipal Bond Assurance Corp.	IFA	Industrial Finance Agency
BAN	Bond Anticipation Note	LOC	Letter of Credit
CDA	Community Development Administration	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificate of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	MTC	Municipal Trust Certificate
FGIC	Financial Guaranty Insurance Co.	MTN	Medium Term Note
FHA	Federal Housing Authority	PCRB	Pollution Control Revenue Bond
FHLB	Federal Home Loan Bank	PFOTER	Puttable Floating Option Tax Exempt Receipt
FHLMC	Federal Home Loan Mortgage Corp.	PPT	Pooled Puttable Trust
FMAC	Federal Mortgage Acceptance Corporation	RACERS	Restructured Asset Security Enhancement
FNMA	Federal National Mortgage Association	RAN	Revenue Anticipation Note
FRN	Floating Rate Note	RB	Revenue Bond
FSA	Financial Security Assurance, Inc.	ROC	Reset Option Certficate
GNMA	Government National Mortgage Association	RRB	Refunding Revenue Bond
GO	General Obligation	SLMA	Student Loan Marketing Association
HDA	Housing Development Authority	SPA	Security Purchase Agreement
HFA	Housing Finance Authority	STRIPS	Separately Traded Registered Interest and Principal Securities
IBRD	International Bank for Reconstruction and Development	TAN	Tax Anticipation Note
IDA	Industrial Development Authority	VRDN	Variable Rate Demand Note
IDB	Industrial Development Board
IDRB	Industrial Development Revenue Bond

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2002.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

Combined Notes to Schedules of Investments (continued)
January 31, 2002

The following table shows the percent of portfolio assets invested by geographic location as of January 31, 2002, for the following Funds:
	California Municipal Money Market Fund	Florida Municipal Money Market Fund	New Jersey Municipal Money Market Fund	New York Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Municipal Money Market Fund

Alabama	0.0%	0.0%	5.5%	0.0%	0.0%	0.0%
Alaska	1.0%	0.0%	0.0%	0.0%	1.0%	1.1%
Arkansas	0.2%	0.0%	0.7%	0.0%	0.0%	0.0%
Arizona	0.4%	0.2%	0.7%	0.7%	1.0%	0.0%
California	92.8%	10.0%	4.4%	1.8%	5.3%	3.8%
Colorado	1.0%	0.0%	3.7%	0.0%	0.3%	0.0%
District of Columbia	0.0%	0.0%	0.4%	0.0%	0.0%	0.0%
Delaware	0.0%	1.4%	0.9%	0.0%	0.0%	0.0%
Florida	0.0%	80.4%	0.6%	0.0%	0.0%	0.0%
Georgia	0.0%	0.0%	4.0%	0.5%	1.5%	0.0%
Hawaii	0.0%	1.3%	1.7%	0.0%	0.0%	0.0%
Iowa	0.0%	0.0%	0.6%	0.0%	0.0%	0.0%
Idaho	0.0%	0.0%	0.2%	0.0%	0.0%	0.0%
Illinois	0.8%	0.0%	4.3%	0.2%	0.0%	0.0%
Indiana	0.0%	0.0%	4.2%	0.0%	0.0%	0.0%
Kansas	0.0%	0.0%	0.6%	0.0%	0.0%	0.0%
Kentucky	0.6%	0.0%	2.3%	1.2%	3.0%	0.0%
Louisiana	0.0%	0.0%	0.9%	0.0%	0.0%	0.0%
Massachusetts	0.0%	0.0%	0.8%	0.0%	0.0%	0.0%
Maryland	0.0%	0.0%	0.7%	0.0%	0.0%	0.0%
Maine	0.0%	0.0%	0.2%	0.0%	0.0%	0.0%
Michigan	0.0%	0.0%	0.5%	0.0%	0.0%	0.0%
Minnesota	0.0%	0.0%	0.3%	0.0%	0.0%	0.0%
Mississippi	0.0%	0.0%	0.3%	0.0%	0.0%	0.0%
Missouri	0.0%	0.0%	1.0%	0.0%	0.0%	0.0%
North Carolina	0.0%	0.0%	0.7%	1.4%	0.0%	0.0%
North Dakota	0.0%	0.0%	1.0%	0.0%	0.0%	0.0%
Nebraska	0.0%	0.0%	0.3%	0.0%	0.0%	0.0%
New Hampshire	0.0%	0.0%	0.1%	0.0%	0.0%	0.0%
New Jersey	0.0%	0.4%	0.0%	85.5%	0.8%	0.0%
Nevada	0.0%	0.0%	1.2%	0.0%	0.0%	0.0%
New Mexico	0.0%	0.0%	0.2%	0.0%	0.0%	0.0%
New York	0.0%	0.0%	0.8%	5.5%	80.7%	0.0%
Ohio	0.0%	0.0%	1.3%	0.0%	0.0%	0.0%
Oklahoma	0.0%	0.0%	0.5%	0.0%	0.0%	0.0%
Oregon	0.0%	0.0%	0.1%	0.0%	1.0%	1.1%
Pennsylvania	0.6%	1.5%	0.0%	0.0%	0.0%	91.6%
Puerto Rico	2.6%	0.0%	0.0%	0.0%	1.6%	0.0%
Rhode Island	0.0%	0.0%	4.2%	0.0%	0.0%	0.0%
South Carolina	0.0%	0.0%	4.6%	0.0%	0.0%	0.0%
South Dakota	0.0%	0.0%	0.8%	0.0%	0.0%	0.0%
Tennessee	0.0%	0.0%	3.3%	0.0%	0.0%	0.0%
Texas	0.0%	0.0%	6.6%	0.0%	0.0%	0.3%
Utah	0.0%	0.0%	0.4%	0.0%	0.8%	0.0%
Virginia	0.0%	0.0%	0.4%	0.0%	0.0%	0.0%
Washington	0.0%	2.0%	1.9%	0.0%	1.3%	0.0%
West Virginia	0.0%	0.0%	0.8%	0.0%	0.0%	0.0%
Wisconsin	0.0%	0.7%	1.1%	0.0%	0.0%	0.0%
Wyoming	0.0%	2.1%	2.0%	0.0%	1.7%	0.4%
Non-State Specific	0.0%	0.0%	28.2%	3.2%	0.0%	1.7%

Total	100%	100%	100%	100%	100%	100%

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Assets and Liabilities
January 31, 2002

	California Municipal Money Market Fund	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund

Assets
Investments at amortized cost	$159,234,087	$266,352,976	$23,576,978,771	$2,334,298,805	$177,389,532
Cash	16,154	856,058	0	0	84,589
Receivable for Fund shares sold	4,946	81	9,896,000	644,209	605,000
Interest receivable	318,496	526,094	82,950,693	5,623,151	795,422
Receivable from investment advisor	26,307	0	0	0	0
Prepaid expenses and other assets	55,190	28,744	1,335,604	27,905	31,835

Total assets	159,655,180	267,763,953	23,671,161,068	2,340,594,070	178,906,378

Liabilities
Distributions payable	13,905	100,696	14,193,522	716,120	57,750
Payable for Fund shares redeemed	205,862	300,000	4,165,600	595,795	0
Due to custodian bank	0	0	0	1,514,355	0
Advisory fee payable	0	3,066	256,709	24,764	2,022
Distribution Plan expenses payable	1,663	3,979	536,642	19,861	2,562
Due to other related parties	264	447	38,933	3,700	296
Accrued expenses and other liabilities	76,686	20,945	1,111,507	272,567	14,668

Total liabilities	298,380	429,133	20,302,913	3,147,162	77,298

Net assets	$159,356,800	$267,334,820	$23,650,858,155	$2,337,446,908	$178,829,080

Net assets represented by
Paid-in capital	$159,308,284	$267,319,203	$23,656,478,583	$2,336,685,490	$178,709,911
Undistributed (overdistributed) net investment income	48,516	15,617	(8,700)	761,418	119,169
Accumulated net realized losses on securities	0	0	(5,611,728)	0	0

Total net assets	$159,356,800	$267,334,820	$23,650,858,155	$2,337,446,908	$178,829,080

Net assets consists of
Class A	$117,216,754	$60,483,647	$9,605,190,592	$952,773,358	$37,223,438
Class B	0	0	91,692,798	0	0
Class C	0	0	14,736,146	0	0
Class S	41,972,496	206,591,533	9,953,937,620	637,928,757	135,698,268
Class S1	0	0	1,300,011,440	257,344,719	0
Class I	167,550	259,640	2,685,289,559	489,400,074	5,907,374

Total net assets	$159,356,800	$267,334,820	$23,650,858,155	$2,337,446,908	$178,829,080

Shares outstanding
Class A	117,214,551	60,489,370	9,606,434,202	952,586,338	37,181,316
Class B	0	0	91,715,950	0	0
Class C	0	0	14,738,903	0	0
Class S	41,971,216	206,570,235	9,956,845,564	637,619,082	135,625,532
Class S1	0	0	1,300,009,656	257,330,220	0
Class I	167,548	259,598	2,687,402,658	489,217,480	5,903,063
Net asset value per share
Class A	$1.00	$1.00	$1.00	$1.00	$1.00

Class B	-	-	$1.00	-	-

Class C	-	-	$1.00	-	-

Class S	$1.00	$1.00	$1.00	$1.00	$1.00

Class S1	-	-	$1.00	$1.00	-

Class I	$1.00	$1.00	$1.00	$1.00	$1.00

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Assets and Liabilities
January 31, 2002

	New York Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S. Government Money Market Fund

Assets
Investments in securities	$121,593,716	$262,148,000	$837,205,090	$2,329,205,114
Investments in repurchase agreements	0	0	2,740,701,957	1,819,934,414

Investments at amortized cost	121,593,716	262,148,000	3,577,907,047	4,149,139,528
Cash	20,741	261,095	59,557	0
Receivable for Fund shares sold	15,477	0	272,098	271,887
Interest receivable	368,097	763,312	9,556,741	16,309,551
Receivable from investment advisor	8,995	0	0	0
Prepaid expenses and other assets	68,373	5,211	16,375	18,537

Total assets	122,075,399	263,177,618	3,587,811,818	4,165,739,503

Liabilities
Distributions payable	8,984	133,672	3,831,199	395,500
Payable for Fund shares redeemed	8,226	0	709,956	547,095
Advisory fee payable	0	2,642	30,321	46,060
Distribution Plan expenses payable	1,190	2,826	104,363	37,799
Due to other related parties	204	440	5,840	6,909
Accrued expenses and other liabilities	54,538	50,936	274,354	61,040

Total liabilities	73,142	190,516	4,956,033	1,094,403

Net assets	$122,002,257	$262,987,102	$3,582,855,785	$4,164,645,100

Net assets represented by
Paid-in capital	$121,989,175	$262,898,308	$3,582,838,415	$4,164,660,248
Undistributed (overdistributed) net investment income	13,082	88,794	17,370	(15,148)

Total net assets	$122,002,257	$262,987,102	$3,582,855,785	$4,164,645,100

Net assets consists of
Class A	$94,200,243	$27,829,680	$751,874,961	$3,774,155,218
Class B	0	0	0	64,367
Class C	0	0	0	29,301
Class S	24,092,203	155,031,674	1,825,645,890	1,009
Class S1	0	0	0	390,392,415
Class I	3,709,811	80,125,748	1,005,334,934	2,790

Total net assets	$122,002,257	$262,987,102	$3,582,855,785	$4,164,645,100

Shares outstanding
Class A	94,200,243	27,813,354	752,065,504	3,774,178,541
Class B	0	0	0	64,378
Class C	0	0	0	29,300
Class S	24,092,203	154,977,819	1,825,645,890	1,011
Class S1	0	0	0	390,384,227
Class I	3,709,811	80,108,869	1,005,377,641	2,791
Net asset value per share
Class A	$1.00	$1.00	$1.00	$1.00

Class B	-	-	-	$1.00

Class C	-	-	-	$1.00

Class S	$1.00	$1.00	$1.00	$1.00

Class S1	-	-	-	$1.00

Class I	$1.00	$1.00	$1.00	$1.00

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Operations
Year Ended January 31, 2002

	California Municipal Money Market Fund (a)	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund

Investment income
Interest	$1,192,236	$5,501,145	$736,292,478	$46,920,874	$4,854,009

Expenses
Advisory fee	269,279	826,952	75,907,349	7,082,513	696,618
Distribution Plan expenses	205,787	1,130,225	85,226,229	5,590,337	846,613
Administrative services fees	35,904	121,017	11,601,131	1,012,694	101,944
Transfer agent fee	47,535	15,708	13,962,506	580,507	21,934
Trustees’ fees and expenses	1,746	3,174	233,957	30,431	1,070
Printing and postage expenses	7,372	9,122	1,269,072	81,542	8,003
Custodian fee	15,566	47,069	4,090,697	368,134	42,879
Registration and filing fees	53,613	30,264	2,098,546	282,269	30,570
Professional fees	22,957	18,450	123,842	23,572	21,618
Other	12,290	45,209	836,931	126,499	16,633

Total expenses	672,049	2,247,190	195,350,260	15,178,498	1,787,882
Less: Expense reductions	(938)	(7,638)	(488,205)	(53,043)	(6,772)
Fee waivers	(118,253)	0	(1,630,657)	(88,929)	0

Net expenses	552,858	2,239,552	193,231,398	15,036,526	1,781,110

Net investment income	639,378	3,261,593	543,061,080	31,884,348	3,072,899

Net realized gains on securities	2,893	20,026	71,278	688,316	100,397

Net increase in net assets resulting from operations	$642,271	$3,281,619	$543,132,358	$32,572,664	$3,173,296

(a) For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Operations
Year Ended January 31, 2002

	New York Municipal Money Market Fund (a)	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S. Government Money Market Fund (b)

Investment income
Interest	$748,200	$7,277,540	$142,679,186	$37,378,378

Expenses
Advisory fee	167,456	922,640	12,017,528	6,107,964
Distribution Plan expenses	143,224	1,029,181	14,313,655	4,918,483
Administrative services fees	25,118	153,773	2,325,973	916,195
Transfer agent fee	24,595	27,551	728,545	3,268,389
Trustees’ fees and expenses	2,977	5,866	78,265	51,375
Printing and postage expenses	5,223	10,508	165,353	178,006
Custodian fee	12,065	61,696	158,238	415,834
Registration and filing fees	25,839	14,897	60,543	378,397
Professional fees	18,300	13,334	33,902	28,500
Other	7,699	30,398	41,112	136,111

Total expenses	432,496	2,269,844	29,923,114	16,399,254
Less: Expense reductions	(1,181)	(10,477)	(110,446)	(24,090)
Fee waivers	(45,280)	(36,678)	0	(2,917,133)

Net expenses	386,035	2,222,689	29,812,668	13,458,031

Net investment income	362,165	5,054,851	112,866,518	23,920,347

Net realized gains on securities	0	87,810	0	10,224

Net increase in net assets resulting from operations	$362,165	$5,142,661	$112,866,518	$23,930,571

(a) For the period from September 24, 2001 (commencement of class operations) to January 31, 2002. (b) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Year Ended January 31, 2002

	California Municipal Money Market Fund (a)	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund

Operations
Net investment income	$639,378	$3,261,593	$543,061,080	$31,884,348	$3,072,899
Net realized gains on securities	2,893	20,026	71,278	688,316	100,397

Net increase in net assets resulting from operations	642,271	3,281,619	543,132,358	32,572,664	3,173,296

Distributions to shareholders from
Net investment income
Class A	(583,709)	(445,201)	(126,044,066)	(6,767,205)	(836,696)
Class B	0	0	(1,853,894)	0	0
Class C	0	0	(336,414)	0	0
Class S	(54,900)	(2,811,533)	(319,643,280)	(11,595,896)	(2,073,616)
Class S1	0	0	(6,295,551)	(731,828)	0
Class I *	(177)	(4,886)	(88,877,716)	(13,102,843)	(162,587)

Total distributions to shareholders	(638,786)	(3,261,620)	(543,050,921)	(32,197,772)	(3,072,899)

Capital share transactions
Proceeds from shares sold	396,198,736	905,243,375	36,095,395,664	4,652,662,780	360,458,677
Net asset value of shares issued in reinvestment of distributions	583,583	404,729	103,806,022	11,481,206	769,612
Payment for shares redeemed	(237,429,004)	(828,969,028)	(27,645,698,948)	(3,539,063,413)	(316,388,176)

Net increase in net assets resulting from capital share transactions	159,353,315	76,679,076	8,553,502,738	1,125,080,573	44,840,113

Total increase in net assets	159,356,800	76,699,075	8,553,584,175	1,125,455,465	44,940,510
Net assets
Beginning of period	0	190,635,745	15,097,273,980	1,211,991,443	133,888,570

End of period	$159,356,800	$267,334,820	$23,650,858,155	$2,337,446,908	$178,829,080

Undistributed (overdistributed) net investment income	$48,516	$15,617	$(8,700)	$761,418	$119,169

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

(a) For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Year Ended January 31, 2002

	New York Municipal Money Market Fund (a)	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund	U.S. Government Money Market Fund (b)

Operations
Net investment income	$362,165	$5,054,851	$112,866,518	$23,920,347
Net realized gains on securities	0	87,810	0	10,224

Net increase in net assets resulting from operations	362,165	5,142,661	112,866,518	23,930,571

Distributions to shareholders from
Net investment income
Class A	(310,563)	(559,207)	(22,395,630)	(22,224,262)
Class B	0	0	0	(195)
Class C	0	0	0	(19)
Class S	(38,313)	(2,834,923)	(54,376,764)	(11)
Class S1	0	0	0	(1,721,203)
Class I *	(13,289)	(1,660,717)	(36,094,125)	(29)

Total distributions to shareholders	(362,165)	(5,054,847)	(112,866,519)	(23,945,719)

Capital share transactions
Proceeds from shares sold	277,961,628	451,584,608	8,505,939,683	10,753,743,106
Net asset value of shares issued in reinvestment of distributions	294,016	964,207	10,723,338	22,275,333
Payment for shares redeemed	(156,253,387)	(419,357,434)	(8,843,887,520)	(6,611,358,191)

Net increase (decrease) in net assets resulting from capital share transactions	122,002,257	33,191,381	(327,224,499)	4,164,660,248

Total increase (decrease) in net assets	122,002,257	33,279,195	(327,224,500)	4,164,645,100
Net assets
Beginning of period	0	229,707,907	3,910,080,285	0

End of period	$122,002,257	$262,987,102	$3,582,855,785	$4,164,645,100

Undistributed (overdistributed) net investment income	$13,082	$88,794	$17,370	$(15,148)

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

(a) For the period from September 24, 2001 (commencement of class operations) to January 31, 2002.

(b) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

See Combined Notes to Financial Statements.

EVERGREEN
Money Market Funds
Statements of Changes in Net Assets
Year Ended January 31, 2001

	Florida Municipal Money Market Fund	Money Market Fund	Municipal Money Market Fund	New Jersey Municipal Money Market Fund	Pennsylvania Municipal Money Market Fund	Treasury Money Market Fund

Operations
Net investment income	$5,008,169	$759,578,392	$44,629,262	$4,100,186	$7,091,938	$208,090,042
Net realized gains or losses on securities	(47)	(4,177,950)	473,511	0	(360)	0

Net increase in net assets resulting from operations	5,008,122	755,400,442	45,102,773	4,100,186	7,091,578	208,090,042

Distributions to shareholders from
Net investment income
Class A	(2,365,363)	(303,471,307)	(13,743,668)	(2,312,566)	(2,529,016)	(86,366,746)
Class B	0	(2,608,461)	0	0	0	0
Class C	0	(296,032)	0	0		0
Class S	(2,634,426)	(330,971,359)	(11,271,024)	(1,718,500)	(2,449,746)	(66,240,576)
Class I *	(8,380)	(122,234,950)	(19,714,307)	(69,120)	(2,113,176)	(55,482,720)

Total distributions to shareholders	(5,008,169)	(759,582,109)	(44,728,999)	(4,100,186)	(7,091,938)	(208,090,042)

Capital share transactions
Proceeds from shares sold	494,261,188	18,527,473,381	1,988,250,107	350,104,922	496,927,077	8,609,395,298
Net asset value of shares issued in reinvestment of distributions	737,694	80,158,496	12,107,385	1,092,683	1,411,797	22,511,298
Payment for shares redeemed	(444,871,188)	(14,418,517,195)	(2,087,312,432)	(330,259,665)	(455,715,368)	(8,584,169,388)

Net increase (decrease) in net assets resulting from capital share transactions	50,127,694	4,189,114,682	(86,954,940)	20,937,940	42,623,506	47,737,208

Total increase (decrease) in net assets	50,127,647	4,184,933,015	(86,581,166)	20,937,940	42,623,146	47,737,208
Net assets
Beginning of period	140,508,098	10,912,340,965	1,298,572,609	112,950,630	187,084,761	3,862,343,077

End of period	$190,635,745	$15,097,273,980	$1,211,991,443	$133,888,570	$229,707,907	$3,910,080,285

Undistributed (overdistributed) net investment income	$86	$(18,859)	$386,526	$18,772	$1,340	$17,371

* Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Institutional shares (Class I).

See Combined Notes to Financial Statements.

Combined Notes to Financial Statements

1. ORGANIZATION

The Evergreen Money Market Funds consist of Evergreen California Municipal Money Market Fund (“California Municipal Money Market Fund”), Evergreen Florida Municipal Money Market Fund (“Florida Municipal Money Market Fund”), Evergreen Money Market Fund (“Money Market Fund”), Evergreen Municipal Money Market Fund (“Municipal Money Market Fund”), Evergreen New Jersey Municipal Money Market Fund (“New Jersey Municipal Money Market Fund”), Evergreen New York Municipal Money Market Fund (“New York Municipal Money Market Fund”), Evergreen Pennsylvania Municipal Money Market Fund (“Pennsylvania Municipal Money Market Fund”), Evergreen Treasury Money Market Fund (“Treasury Money Market Fund”) and Evergreen U.S. Government Money Market Fund (“U.S. Government Money Market Fund”), (collectively the “Funds”). Each Fund, except for the California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and Pennsylvania Municipal Money Market Fund, which are non-diversified, is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Funds offer Class A, Class B, Class C, Class S, Class S1 and/or Institutional (“Class I”) classes of shares. Class A, S and S1 shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge, but pay an ongoing distribution fee. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A, S or S1, and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Effective at the close of business on May 11, 2001, Class Y shares of the Funds were renamed as Class I. This change did not change the fee and expense structure of the Class Y shareholders or their rights and privileges.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

B. Repurchase Agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

C. Securities Lending

The Funds may lend their securities to certain qualified brokers in order to earn additional income. The Funds receive compensation in the form of fees or interest earned on the investment of any cash collateral received. The

Combined Notes to Financial Statements (continued)

Funds receive collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Funds could experience delays and costs in recovering the loaned securities or in gaining access to the collateral.

D. Security Transactions and Investment Income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

E. Federal Taxes

Each Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

F. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution and expiration of capital loss carryovers under income tax regulations.

G. Class Allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

During the year ended January 31, 2002, the investment advisory contracts for Money Market Fund and Treasury Money Market Fund were transferred amongst wholly owned subsidiaries controlled by Wachovia Corporation (“Wachovia”) (formerly, First Union Corporation). The current investment advisor for each Fund is Evergreen Investment Management Company, LLC (“EIMC”). Under Securities and Exchange Commission rules and no-action letters, shareholder approval was not required because the portfolio managers of the Funds and the advisory fees paid by the Funds did not change during the transfers.

EIMC, an indirect wholly owned subsidiary of Wachovia, is the investment advisor to each Fund and is paid a management fee that is calculated and paid daily as identified below:

Management Fee Rate
California Municipal Money Market Fund	0.45%
Florida Municipal Money Market Fund	0.41%
New Jersey Municipal Money Market Fund	0.41%
New York Municipal Money Market Fund	0.40%
Treasury Money Market Fund	0.31%
U.S. Government Money Market Fund	0.40%

	Management Fee Starts at:	and Declines as Net Assets Increase to:
Money Market Fund	0.44%	0.39%
Municipal Money Market Fund	0.44%	0.39%
Pennsylvania Municipal Money Market Fund	0.36%	0.24%

Combined Notes to Financial Statements (continued)

During the year ended January 21, 2002, the amount of investment advisory fees waived by the investment advisor and the impact on each Funds’ annualized expense ratio, represented as a percentage of its average daily net assets, were as follows:

	Fees Waived	% of Average Daily Net Assets
California Municipal Money Market Fund	$118,253	0.20%
Municipal Money Market Fund	12,947	0.00%
New York Municipal Money Market Fund	45,280	0.11%

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly owned subsidiary of Wachovia, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel and is paid an administrative fee of 0.06% of each Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Funds.

Officers of the Funds and affiliated Trustees receive no compensation directly from the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other specified services. These costs consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund. Under the Distribution Plans, each class incurs distribution fees at the following annual rates:

Average Daily Net Assets
Class A	0.30%
Class B	1.00
Class C	1.00
Class S	0.60
Class S1	0.60

Of the above amounts, each share class may pay under its Distribution Plan a maximum service fee of 0.25% of the average daily net assets of the class to pay for shareholder service fees. Distribution Plan expenses are calculated and paid daily.

Combined Notes to Financial Statements (continued)

During the year ended January 31, 2002, amounts paid or accrued to EDI pursuant to each Fund’s Class A, Class B, Class C, Class S and Class S1 Distribution Plans were as follows:

	Distribution fees					Fees Waived	% of Class A Average NetAssets	Fees Waived	% of Class S1 Average NetAssets
	Class A	Class B	Class C	Class S	Class S1	Class A		Class S1
California Municipal Money Market Fund	$ 153,154	$ 0	$ 0	$ 52,633	$ 0	$ 0	0.00%	$ 0	0.00%
Florida Municipal Money Market Fund	78,499	0	0	1,051,726	0	0	0.00%	0	0.00%
Money Market Fund	15,614,132	823,924	150,016	66,439,408	2,198,749	364,713	0.01%	1,265,944	0.35%
Municipal Money Market Fund	1,367,777	0	0	3,770,376	452,184	0	0.00%	75,982	0.10%
New Jersey Municipal Money Market Fund	123,625	0	0	722,988	0	0	0.00%	0	0.00%
New York Municipal Money Market Fund	101,039	0	0	42,185	0	0	0.00%	0	0.00%
Pennsylvania Municipal Money Market Fund	77,177	0	0	952,004	0	36,678	0.14%	0	0.00%
Treasury Money Market Fund	2,257,827	0	0	12,055,828	0	0	0.00%	0	0.00%
U.S. Government Money Market Fund	4,243,582	282	34	4	674,581	2,399,198	0.17%	517,935	0.46%

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is permitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the independent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C, Class S, Class S1 and Class I shares. Transactions in shares (valued at $1.00 per share) of the Funds were as follows:

California Municipal Money Market Fund

Year Ended January 31, 2002 (a)

Class A
Shares sold	348,120,052
Shares issued in reinvestment of distributions	583,406
Shares redeemed	(231,488,907)

Net increase	117,214,551

Class S
Shares sold	47,911,313
Shares issued in reinvestment of distributions	0
Shares redeemed	(5,940,097)

Net increase	41,971,216

Class I
Shares sold	167,371
Shares issued in reinvestment of distributions	177
Shares redeemed	0

Net increase	167,548

(a) For the period from September 24, 2001(commencement of operations) to January 31, 2002.

Combined Notes to Financial Statements (continued)

Florida Municipal Money Market Fund

	Year Ended January 31,
	2002	2001 (a)

Class A
Shares sold	271,730,608	178,419,705
Shares issued in reinvestment of distributions	400,846	730,497
Conversion of Class A shares to Class S shares	0	(125,807,511)
Shares redeemed	(239,169,503)	(166,222,210)

Net increase (decrease)	32,961,951	(112,879,519)

Class S
Shares sold	621,256,238	308,866,266
Conversion of Class A shares to Class S shares	0	125,807,511
Shares issued in reinvestment of distributions	0	8
Shares redeemed	(577,727,512)	(271,632,276)

Net increase	43,528,726	163,041,509

Class I
Shares sold	12,256,529	6,975,217
Shares issued in reinvestment of distributions	3,883	7,189
Shares redeemed	(12,072,013)	(7,016,702)

Net increase (decrease)	188,399	(34,296)

(a) For Class S shares, for the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

Money Market Fund

	Year Ended January 31,
	2002	2001 (a)

Class A
Shares sold	23,563,489,435	8,993,910,318
Automatic conversion of Class B shares to Class A shares	2,445,668	507,949
Shares issued in reinvestment of distributions	93,630,765	60,496,675
Conversion of Class A shares to Class S shares	0	(9,160,196,446)
Shares redeemed	(16,356,329,462)	(6,522,821,315)

Net increase (decrease)	7,303,236,406	(6,628,102,819)

Class B
Shares sold	106,755,667	68,738,647
Shares issued in reinvestment of distributions	1,646,341	2,291,784
Automatic conversion of Class B shares to Class A shares	(2,445,668)	(507,949)
Shares redeemed	(65,821,693)	(86,095,283)

Net increase (decrease)	40,134,647	(15,572,801)

Class C
Shares sold	113,667,040	34,965,114
Shares issued in reinvestment of distributions	259,144	240,711
Shares redeemed	(108,378,620)	(32,262,116)

Net increase	5,547,564	2,943,709

Class S
Shares sold	4,175,675,743	3,585,870,830
Conversion of Class A shares to Class S shares	0	9,160,196,446
Shares issued in reinvestment of distributions	161	14
Shares redeemed	(4,992,538,973)	(1,972,358,657)

Net increase (decrease)	(816,863,069)	10,773,708,633

Class S1 (b)
Shares sold	1,410,906,915
Shares issued in reinvestment of distributions	8
Shares redeemed	(110,897,267)

Net increase	1,300,009,656

Class I
Shares sold	6,724,928,965	5,843,988,472
Shares issued in reinvestment of distributions	8,269,688	17,129,289
Shares redeemed	(6,011,732,933)	(5,804,979,824)

Net increase	721,465,720	56,137,937

(a) For Class S shares, for the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

(b) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

Combined Notes to Financial Statements (continued)

Municipal Money Market Fund

	Year Ended January 31,
	2002	2001 (a)

Class A
Shares sold	2,756,973,740	778,552,172
Shares issued in reinvestment of distributions	5,414,425	3,053,949
Conversion of Class A shares to Class S shares	0	(577,840,947)
Shares redeemed	(1,935,543,583)	(785,663,325)

Net increase (decrease)	826,844,582	(581,898,151)

Class S
Shares sold	659,395,481	340,203,777
Conversion of Class A shares to Class S shares	0	577,840,947
Shares issued in reinvestment of distributions	0	9
Shares redeemed	(595,261,820)	(344,559,312)

Net increase	64,133,661	573,485,421

Class S1 (b)
Shares sold	341,106,121
Shares issued in reinvestment of distributions	4
Shares redeemed	(83,775,905)

Net increase	257,330,220

Class I
Shares sold	895,187,438	869,494,158
Shares issued in reinvestment of distributions	6,066,777	9,053,427
Shares redeemed	(924,482,105)	(957,089,795)

Net decrease	(23,227,890)	(78,542,210)

(a) For Class S shares, for the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

(b) For the period from June 26, 2001 (commencement of class operations) to January 31, 2002.

New Jersey Municipal Money Market Fund

	Year Ended January 31,

2002	2001 (a)

Class A
Shares sold	118,730,983	233,591,268
Shares issued in reinvestment of distributions	724,822	1,037,112
Conversion of Class A shares to Class S shares	0	(79,761,109)
Shares redeemed	(116,126,024)	(232,128,809)

Net increase (decrease)	3,329,781	(77,261,538)

Class S
Shares sold	203,369,916	114,476,552
Conversion of Class A shares to Class S shares	0	79,761,109
Shares issued in reinvestment of distributions	0	8
Shares redeemed	(165,787,112)	(96,194,941)

Net increase	37,582,804	98,042,728

Class I
Shares sold	38,357,778	2,037,102
Shares issued in reinvestment of distributions	44,790	55,563
Shares redeemed	(34,475,040)	(1,935,915)

Net increase	3,927,528	156,750

(a) For Class S shares, for the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

Combined Notes to Financial Statements (continued)

New York Municipal Money Market Fund

Year Ended January 31, 2002 (a)

Class A
Shares sold	236,041,146
Shares issued in reinvestment of distributions	294,016
Shares redeemed	(142,134,919)

Net increase	94,200,243

Class S
Shares sold	38,185,396
Shares redeemed	(14,093,193)

Net increase	24,092,203

Class I
Shares sold	3,735,086
Shares redeemed	(25,275)

Net increase	3,709,811

(a) For the period from September 24, 2001(commencement of operations) to January 31, 2002.

Pennsylvania Municipal Money Market Fund

	Year Ended January 31,
	2002	2001 (a)

Class A
Shares sold	61,533,518	130,104,419
Shares issued in reinvestment of distributions	548,771	839,581
Conversion of Class A shares to Class S shares	0	(115,728,697)
Shares redeemed	(53,472,920)	(120,786,164)

Net increase (decrease)	8,609,369	(105,570,861)

Class S
Shares sold	243,641,076	166,774,871
Conversion of Class A shares to Class S shares	0	115,728,697
Shares issued in reinvestment of distributions	0	8
Shares redeemed	(228,530,517)	(142,636,316)

Net increase	15,110,559	139,867,260

Class I
Shares sold	146,410,014	200,049,521
Shares issued in reinvestment of distributions	415,436	572,208
Shares redeemed	(137,353,997)	(192,292,888)

Net increase	9,471,453	8,328,841

(a) For Class S shares, for the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

Treasury Money Market Fund

	Year Ended January 31,
	2002	2001 (a)

Class A
Shares sold	2,150,346,635	4,731,858,408
Shares issued in reinvestment of distributions	6,749,556	13,379,762
Conversion of Class A shares to Class S shares	0	(2,122,301,999)
Shares redeemed	(2,147,944,165)	(4,708,109,448)

Net increase (decrease)	9,152,026	(2,085,173,277)

Class S
Shares sold	1,042,863,026	693,980,549
Conversion of Class A shares to Class S shares	0	2,122,301,999
Shares issued in reinvestment of distributions	0	14
Shares redeemed	(1,352,791,842)	(680,707,856)

Net increase (decrease)	(309,928,816)	2,135,574,706

Class I
Shares sold	5,312,730,022	3,183,556,341
Shares issued in reinvestment of distributions	3,973,782	9,131,522
Shares redeemed	(5,343,151,513)	(3,195,352,084)

Net decrease	(26,447,709)	(2,664,221)

(a) For Class S shares, for the period from June 30, 2000 (commencement of class operations) to January 31, 2001.

Combined Notes to Financial Statements (continued)

U.S. Government Money Market Fund

Year Ended January 31, 2002 (a)

Class A
Shares sold	10,312,895,765
Shares issued in reinvestment of distributions	22,201,927
Shares redeemed	(6,560,919,151)

Net increase	3,774,178,541

Class B
Shares sold	173,661
Shares issued in reinvestment of distributions	67
Shares redeemed	(109,350)

Net increase	64,378

Class C
Shares sold	29,281
Shares issued in reinvestment of distributions	19

Net increase	29,300

Class S
Shares sold	1,000
Shares issued in reinvestment of distributions	11

Net increase	1,011

Class S1
Shares sold	440,640,435
Shares issued in reinvestment of distributions	73,280
Shares redeemed	(50,329,488)

Net increase	390,384,227

Class I
Shares sold	2,964
Shares issued in reinvestment of distributions	29
Shares redeemed	(202)

Net increase	2,791

(a) For the period from June 26, 2001 (commencment of operations) to January 31, 2002.

6. SECURITIES TRANSACTIONS

The Treasury Money Market Fund loaned securities during the year ended January 31, 2002 to certain brokers. During the year ended January 31, 2002, the Treasury Money Market Fund earned $408,191 in income from securities lending. At January 31, 2002, the Funds had no securities on loan.

On January 31, 2002, the cost of investments for federal income tax purposes of each Fund was the same as for financial reporting purposes.

As of January 31, 2002, the Funds had capital loss carryovers for federal income tax purposes as follows:

		Expiration
	Total	2003	2005	2006	2007	2008	2009

Money Market Fund	$5,611,728	$503,879	$32,810	$381,247	$200,609	$139,955	$4,353,228

Combined Notes to Financial Statements (continued)

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and their custodian and brokerage/service arrangements with specific brokers, a portion of the fund expenses have been reduced. The amount of expense reductions received by each Fund and the impact of the total expense reductions on each Fund’s annualized expense ratio represented as a percentage of its average net assets were as follows:

	Total Expense Reductions	% of Average Daily Net Assets
California Municipal Money Market Fund	$938	0.00%
Florida Municipal Money Market Fund	7,638	0.00%
Money Market Fund	488,205	0.00%
Municipal Money Market Fund	53,043	0.00%
New Jersey Municipal Money Market Fund	6,772	0.00%
New York Municipal Money Market Fund	1,181	0.00%
Pennsylvania Municipal Money Market Fund	10,477	0.00%
Treasury Money Market Fund	110,446	0.00%
U.S. Government Money Market Fund	24,090	0.00%

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. IN-KIND TRANSACTIONS

Effective on the close of business on September 21, 2001, certain of the Funds acquired assets through in-kind transactions. These transactions each transferred the underlying securities and net cash balances of certain money market funds in the Evergreen family of funds to the Funds identified below. In each transaction, shareholders redeemed out of one fund and purchased shares in another fund representing the value of those underlying securities and net cash balances which resulted in no gain or loss to the shareholders.

Fund Shares Issued	Class A Shares Issued	Class S Shares Issued	Cost/Market Value of Securities Received	Fund Assets Liquidated

California Municipal Money Market Fund	169,047,598	-	$168,415,648	Evergreen CRT California Tax-Exempt Money Market Fund

Money Market Fund	-	467,751,631	463,205,538	Evergreen Reserve Money Market Fund

Money Market Fund	7,493,449,831	-	7,481,088,568	Evergreen CRT Money Market Fund

Municipal Money Market Fund	-	102,247,951	101,574,570	Evergreen Reserve Tax-Exempt Money Market Fund

Municipal Money Market Fund	938,065,164	-	935,444,876	Evergreen CRT Tax-Exempt Money Market Fund

New York Municipal Money Market Fund	94,078,675	-	93,605,000	Evergreen CRT New York Tax-Exempt Money Market Fund

U.S. Government Money Market Fund	-	142,697,475	141,335,447	Evergreen Reserve U.S. Government Money Market Fund

U.S. Government Money Market Fund	4,236,815,719	-	4,210,792,202	Evergreen CRT U.S. Government Money Market Fund

The amount of shares issued by the Fund assets liquidated are reflected in the proceeds from shares sold in the respective Fund’s Statement of Changes in Net Assets for the year ended January 31, 2002.

Combined Notes to Financial Statements (continued)

10. FINANCING AGREEMENT

The Fund and certain other Evergreen Funds share in a $725 million unsecured revolving credit commitment to temporarily finance the purchase or sale of securities for prompt delivery, including funding redemption of their shares, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the Funds are charged an annual commitment fee of 0.10% of the unused balance, which is allocated pro rata. For its assistance in arranging the financing agreement, First Union Securities, Inc. was paid a one-time arrangement fee of $150,000, which was charged to the Funds and also allocated pro rata.

During the year ended January 31, 2002, the Municipal Money Market Fund had average borrowings outstanding of $28,899 at a rate of 2.25% and paid interest of $659, which represents 0.00% of the Fund’s average net assets.

11. CONCENTRATION OF RISK

The California Municipal Money Market Fund, Florida Municipal Money Market Fund, New Jersey Municipal Money Market Fund, New York Municipal Money Market Fund and the Pennsylvania Municipal Money Market Fund each invests a substantial portion of their assets in issuers of municipal debt securities located in a single state, therefore, they may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

Independent Auditors’ Report

The Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund, portfolios of Evergreen Money Market Trust, as of January 31, 2002, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Evergreen Money Market Fund and the Evergreen Municipal Money Market Fund, the financial highlights for each of the years or periods in the two-year period ended January 31, 1999, were audited by other auditors, whose report dated March 12, 1999 expressed an unqualified opinion thereon.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios of the Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund and Evergreen U.S. Government Money Market Fund as of January 31, 2002, and the results of their operations, changes in their net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 1, 2002

Additional Information (unaudited)

For the fiscal year ended January 31, 2002, the following percentages represent the portion of distributions from net investment income, which are exempt from federal income tax, other than alternative minimum tax:

California Municipal Money Market Fund	98.21%
Florida Municipal Money Market Fund	98.34%
Municipal Money Market Fund	97.75%
New Jersey Municipal Money Market Fund	96.82%
New York Municipal Money Market Fund	99.86%
Pennsylvania Municipal Money Market Fund	98.27%

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Board of Trustees

Name, Address and Date of Birth	Position with Trust	Begining Year of Term of Office*	Principal Occupations for Last Five Years	Number of Portfolios Overseen in Evergreen Funds complex	Other Directorships held outside of Evergreen Funds complex

Charles A. Austin III 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1934	Trustee	1991	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

K. Dun Gifford 200 Berkeley Street Boston, MA 02116 DOB: 10/23/1938	Trustee	1974	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Leroy Keith, Jr. 200 Berkeley Street Boston, MA 02116 DOB: 2/14/1939	Trustee	1983	Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Gerald M. McDonnell 200 Berkeley Street Boston, MA 02116 DOB: 7/14/1939	Trustee	1988	Sales Manager, SMI-STEEL — South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Thomas L. McVerry 200 Berkeley Street Boston, MA 02116 DOB: 8/2/1938	Trustee	1993	Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

William Walt Pettit 200 Berkeley Street Boston, MA 02116 DOB: 8/26/1955	Trustee	1984	Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

David M. Richardson 200 Berkeley Street Boston, MA 02116 DOB: 9/19/1941	Trustee	1982	President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Russell A. Salton, III MD 200 Berkeley Street Boston, MA 02116 DOB: 6/2/1947	Trustee	1984	Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Michael S. Scofield 200 Berkeley Street Boston, MA 02116 DOB: 2/20/1943	Trustee	1984	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Richard J. Shima 200 Berkeley Street Boston, MA 02116 DOB: 8/11/1939	Trustee	1993	Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

Richard K. Wagoner, CFA** 200 Berkeley Street Boston, MA 02116 DOB: 12/12/1937	Trustee	1999	Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.	98	None

* Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.

** Mr. Wagoner is an “interested person” of the funds because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the funds’ investment advisor.

Additional information about the funds’ Board of Trustees can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Evergreen Funds

Institutional Money Market Funds
Institutional Money Market Fund
Institutional Municipal Money Market Fund
Institutional Treasury Money Market Fund
Institutional U.S. Government Money Market Fund
Institutional 100% Treasury Money Market Fund
Cash Management Money Market Fund

Money Market Funds
California Municipal Money Market Fund
Florida Municipal Money Market Fund
Money Market Fund
Municipal Money Market Fund
New Jersey Municipal Money Market Fund
New York Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund
Treasury Money Market Fund
U.S. Government Money Market Fund

State Municipal Bond Funds
Connecticut Municipal Bond Fund
Florida High Income Municipal Bond Fund
Florida Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund

National Municipal Bond Funds
High Grade Municipal Bond Fund
High Income Municipal Bond Fund
Municipal Bond Fund
Short-Intermediate Municipal Bond Fund
Intermediate Term Municipal Bond Fund
Short and Intermediate Term Bond Funds
Adjustable Rate Fund
Fixed Income Fund
Intermediate Term Bond Fund
Limited Duration Fund
Short-Duration Income Fund

Intermediate and Long Term Bond Funds
Core Bond Fund
Diversified Bond Fund
Fixed Income Fund II
High Yield Bond Fund
Income Plus Fund
Quality Income Fund
Select High Yield Bond Fund
Strategic Income Fund
U.S. Government Fund

Balanced Funds
Balanced Fund
Foundation Fund
Select Balanced Fund
Tax Strategic Foundation Fund

Growth and Income Funds
Blue Chip Fund
Equity Income Fund
Equity Index Fund
Growth and Income Fund
Small Cap Value Fund
Strategic Value Fund
Value Fund
Domestic Growth Funds
Aggressive Growth Fund
Capital Growth Fund
Core Equity Fund
Evergreen Fund
Growth Fund
Large Company Growth Fund
Masters Fund
Omega Fund
Premier 20 Fund
Secular Growth Fund
Select Small Cap Growth Fund
Select Strategic Growth Fund
Small Company Growth Fund
Special Equity Fund
Stock Selector Fund
Tax Strategic Equity Fund

Sector Funds
Health Care Fund
Technology Fund
Utility and Telecommunications Fund

Global and International Funds
Emerging Markets Growth Fund
Global Leaders Fund
Global Opportunities Fund
International Bond Fund
International Growth Fund
Latin America Fund
Precious Metals Fund

540710 3/2002

Express Line
800.346.3858

Investor Services
800.343.2898

www.EvergreenInvestments.com

2001 Dalbar Mutual Fund Service Award Recipient: The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to those firms that exceed industry norms in key service areas. Evergreen was measured against 62 mutual fund service providers.

200 Berkeley Street
Boston, MA 02116